Filed with the Securities and Exchange Commission on December 23, 2025

1933 Act Registration File No. 333-200168

1940 Act Registration File No. 811-23011

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	78	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	81	☒

(Check Appropriate Box or Boxes)

THE RBB FUND TRUST

(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (609) 731-6256

Copies to:

STEVEN PLUMP	JILLIAN L. BOSMANN, ESQUIRE
The RBB Fund Trust	Faegre Drinker Biddle & Reath LLP
615 East Michigan Street	One Logan Square, Suite 2000
Milwaukee, Wisconsin 53202-5207	Philadelphia, Pennsylvania 19103-6996

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 29, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Pathfinder Focused Opportunities ETF
(Nasdaq – PFOE)

Pathfinder Disciplined US Equity ETF
(Nasdaq – PFDE)

of The RBB Fund Trust

December 29, 2025

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

No securities dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus or in approved sales literature in connection with the offer contained herein, and if given or made, such other information or representations must not be relied upon as having been authorized by the Pathfinder Focused Opportunities ETF or the Pathfinder Disciplined US Equity ETF (each a “Fund” and together, the “Funds”) or The RBB Fund Trust (the “Trust”). This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer.

Pathfinder Focused Opportunities ETF

SUMMARY SECTION

Investment Objective

The investment objective of the Pathfinder Focused Opportunities ETF (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.59%
Distribution (12b-1) Fees(1)	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.59%

(1)	The Fund’s Rule 12b-1 Plan has been approved by the Board but has not been implemented, such that no related fees accrue to the Fund.
(2)	“Other Expenses” are estimated for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$60	$189

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) and seeks to achieve its objective by investing, under normal conditions, in 15 to 30 equity securities of companies that Opal Capital LLC (the “Adviser”) believes are high-quality companies with significant long-term growth potential. The Adviser seeks to identify companies that can compound value over time and deliver attractive risk-adjusted returns. Additional information on how the Adviser identifies “high-quality companies” is included below.

The Fund generally invests in companies listed on U.S. exchanges with market capitalizations above $8 billion. However, the Fund may also invest in companies with smaller capitalizations when a compelling opportunity exists and sufficient liquidity is present. Portfolio candidates are evaluated based on a combination of quantitative and qualitative criteria, including:

●	Financial strength: returns on invested capital, free cash flow generation, and balance sheet quality;

●	Competitive positioning: durability of a company’s advantages within its industry;

●	Management discipline: demonstrated record of effective capital allocation through a history of high and sustainable returns on capital and consistent free cash flow generation; and

●	Valuation: relative to discounted cash flow, historical multiples, peers, and the overall market.

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Equity securities in which the Fund will invest include common stock, preferred stock, and American Depositary Receipts (“ADRs”).

The Adviser’s investment process typically begins with an assessment of a company’s ability and commitment to sustain and grow shareholder value, often through dividends and reinvestment opportunities. The Adviser considers financial condition, growth prospects, competitive landscape, and management commentary in this evaluation. From this broader universe, the Adviser narrows the focus to “high-quality companies,” defined as those with sustainable competitive advantages, evidenced by high and stable returns on invested capital, consistent free cash flow generation, and management teams with a history of disciplined capital deployment. Finally, the Adviser selects securities trading at valuations it deems attractive, both on an absolute basis and relative to peers. Valuation tools may include price-to-earnings ratios, return on invested capital measures, book value comparisons, discounted cash flow analysis, and free cash flow yields. Preference is given to companies demonstrating superior returns on invested capital.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”) which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Adviser has retained Vident Asset Management (the “Sub-Adviser”), which is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of the Fund.

The Adviser may sell a security or reduce its position if:

●	The original investment thesis for a company is no longer valid; or

●	A more attractively priced security is found.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

Loss of money is a risk of investing in the Fund. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

●	ADR Risk. ADRs are subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

●	Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Fund’s investment sub-adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

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●	Equity Risk. The value of the Fund’s portfolio holdings may fluctuate in response to the risk that the prices of equity securities, including common stock, rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. Equity securities generally have greater price volatility than debt securities.

●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

○	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants “APs”. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.

o	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

o	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV. Where all or portion of the Fund’s underlying securities trade in a foreign market that is closed when the market in which the Fund’s Shares are listed is open for trading, there may be changes between the last quote of the underlying securities’ value in the closed foreign market and the value of such underlying securities during the Fund’s domestic trading day.

●	Focused Investment Risk. If the Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector or asset class, the Fund’s exposure to various risks will be heightened, including price volatility and adverse economic, market, political or regulatory occurrences affecting that issuer, country, group of countries region, market, industry, group of industries, sector or asset class.

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●	Large Capitalization Companies Risk. The Fund may invest in larger, more established companies, the securities of which may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Fund considers large companies to be companies with market capitalizations of $8 billion or greater.

●	Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also impact the Fund’s ability to implement its investment strategy.

●	Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.

●	New Fund Risk. The Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees of The RBB Fund Trust may determine to liquidate the Fund.

●	Non-Diversification Risk: The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

●	Preferred Stock Risk. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

●	Small and Medium Capitalization Companies Risk. The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $8 billion but greater than or equal to $1 billion.

Performance

Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at www.pathfinderetf.com.

Management of the Fund

Investment Adviser

Opal Capital LLC serves as the investment adviser.

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Investment Sub-Adviser

Vident Asset Management serves as the investment sub-adviser.

Portfolio Managers

Name	Title with Adviser	Tenure with the Fund
Austin Graff, CFA	Founder and Chief Investment Officer	Since Inception

Adam Muller	Portfolio Manager	Since Inception

Purchase and Sale of Fund Shares

Shares are intended to be listed on a national securities exchange, the Exchange, and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The median bid-ask spread for the Fund’s most recent fiscal year cannot be provided because the Fund did not have a trading history to report trading information and related costs prior to the date of this Prospectus. Once available, information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be provided at www.pathfinderetf.com.

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. Creation Units generally consist of 10,000 Shares, though this may change from time to time. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is made through an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Fund’s investment adviser, or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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Pathfinder Disciplined US Equity ETF

SUMMARY SECTION

Investment Objective

The investment objective of the Pathfinder Disciplined US Equity ETF (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.59%
Distribution (12b-1) Fees(1)	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.59%

(1)	The Fund’s Rule 12b-1 Plan has been approved by the Board but has not been implemented, such that no related fees accrue to the Fund.
(2)	“Other Expenses” are estimated for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$60	$189

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) and seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by companies listed on a U.S. exchange.

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The Fund will systematically seek to invest in between 60 to 140 companies. The Fund will generally focus its investments on mid and large capitalization companies, which it considers to be companies with market capitalizations above $10 billion. Portfolio candidates are evaluated based on a combination of quantitative and qualitative criteria, including:

●	Momentum metrics including price momentum, business momentum and technical indicators. Business momentum is measured by the efficiency of payable and receivable management. Technical indicators are measured by on balance volume, which is a price and volume based technical indicator that determines whether volume is flowing in or out of a security over a specified time horizon;

●	Sentiment metrics including analyst revision, ownership and short interest. Ownership is measured by ownership by institutions, hedge funds and insiders through reference to public reports filed under the Securities Exchange Act of 1934, or comparable publicly available information;

●	Growth metrics including earning growth and market share expansion;

●	Quality metrics including earning quality, balance sheet strength and management quality. Earning quality is measured by profitability and capital allocation of the company. Management quality is measured by the demographic and compensation profile of the management team; and

●	Valuation metrics including both normalized and flow-based measures.

Using a machine learning-enabled, multi-factor process, the Adviser seeks to identify over- and undervalued securities across a broad investment universe. The machine learning-enabled multi-factor process evaluates securities using a broad set of quantitative inputs, including momentum, sentiment, growth, quality and value and generates forward-looking outputs of expected return forecasts for securities within the universe. The Adviser then applies advanced optimization techniques to the output to maximize the portfolio. By combining multi-factor insights with advanced optimization techniques, the Adviser constructs a portfolio that balances expected return with risk, concentration, and transaction costs, with the goal of achieving attractive risk-adjusted returns while maintaining investment discipline. The Adviser’s risk management protocol is integrated throughout the investment process, including disciplined factor-, sector- and stock-level risk budgeting, in seeking to preserve upside participation while mitigating downside risk.

Equity securities in which the Fund will invest include common stock, preferred stock, and American Depositary Receipts (“ADRs”).

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”) which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Adviser has retained Vident Asset Management (the “Sub-Adviser”), which is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of the Fund.

The Adviser may sell a security or reduce its position if:

●	The original investment thesis for a company is no longer valid; or

●	A more attractively priced security is found.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

7

Principal Investment Risks

Loss of money is a risk of investing in the Fund. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

●	ADR Risk. ADRs are subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

●	Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Fund’s investment sub-adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Equity Risk. The value of the Fund’s portfolio holdings may fluctuate in response to the risk that the prices of equity securities, including common stock, rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. Equity securities generally have greater price volatility than debt securities.

8

●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

○	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.

o	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

o	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV. Where all or portion of the Fund’s underlying securities trade in a foreign market that is closed when the market in which the Fund’s Shares are listed is open for trading, there may be changes between the last quote of the underlying securities’ value in the closed foreign market and the value of such underlying securities during the Fund’s domestic trading day.

●	Large Capitalization Companies Risk. The Fund may invest in larger, more established companies, the securities of which may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Fund considers large companies to be companies with market capitalizations of $8 billion or greater.

●	Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also impact the Fund’s ability to implement its investment strategy.

●	Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

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●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.

●	Mid-Capitalization Companies Risk. Investments in securities of these companies may involve greater risks than do investments in larger, more established companies. The prices of securities of mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

●	New Fund Risk. The Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees of The RBB Fund Trust may determine to liquidate the Fund.

●	Non-Diversification Risk: The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

●	Preferred Stock Risk. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

●	Quantitative Trading Strategies Risk: The Adviser utilizes quantitative models to select Fund investments. Securities or other investments selected using quantitative models may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will help the Fund to achieve its investment objective.

Performance

Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at www.pathfinderetf.com.

Management of the Fund

Investment Adviser

Opal Capital LLC serves as the investment adviser.

Investment Sub-Adviser

Vident Asset Management serves as the investment sub-adviser.

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Portfolio Managers

Name	Title with Adviser	Tenure with the Fund
Austin Graff, CFA	Founder and Chief Investment Officer	Since Inception

Yang Liu, CFA	Portfolio Manager	Since Inception

Purchase and Sale of Fund Shares

Shares are intended to be listed on a national securities exchange, the Exchange, and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The median bid-ask spread for the Fund’s most recent fiscal year cannot be provided because the Fund did not have a trading history to report trading information and related costs prior to the date of this Prospectus. Once available, information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be provided at www.pathfinderetf.com.

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. Creation Units generally consist of 10,000 Shares, though this may change from time to time. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is made through an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Fund’s investment adviser, or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objective

Each Fund’s investment objective may be changed by the Board of Trustees (the “Board”) of The RBB Fund Trust (the “Trust”) without shareholder approval. Shareholders will, however, receive 60 days’ prior written notice of any changes. Any such changes may result in a Fund having an investment objective different from the objective that the shareholder considered appropriate at the time of investment in the Fund.

Portfolio Composition

The Pathfinder Disciplined US Equity ETF has a policy to invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by companies listed on a U.S. exchange (the “80% Policy”). The 80% Policy is non-fundamental and can be changed by the Board of the Trust upon 60 days’ prior notice to shareholders.

Additional Information About Each Fund’s Principal Investments and Risks

The following provides additional information about the principal and certain non-principal risks of investing in the Funds. More information about each Fund’s risks is included in the SAI.

	Pathfinder Focused Opportunities ETF	Pathfinder Disciplined US Equity ETF
ADR Risk	●	●
Common Stock Risk	●	●
Cyber Security Risk	●	●
Equity Risk	●	●
ETF Risk	●	●
Focused Investment Risk	●
Large Capitalization Companies Risk	●	●
Large Shareholder Risk	●	●
Management Risk	●	●
Market Risk	●	●
Mid-Capitalization Companies Risk		●
New Fund Risk	●	●
Non-Diversification Risk	●	●
Preferred Stock Risk	●	●
Quantitative Trading Strategies Risk		●
Small and Medium Capitalization Companies Risk	●

ADR Risk. ADRs are subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Common Stock Risk. Common stocks in which a Fund may invest are subject to market, economic and business risks that will cause their price to fluctuate over time. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. An investment in a Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

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Cyber Security Risk. With the increased use of technologies such as the internet to conduct business, the Funds are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Adviser and other service providers (including, but not limited to, the Funds’ investment sub-adviser, accountant, custodian, transfer agent and administrator), and the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Funds’ ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. The use of artificial intelligence and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by service providers to the Funds, and issuers in which the Funds invest, and such third-party service providers may have limited indemnification obligations to a Fund, the Adviser, or the Sub-Adviser. A Fund and its shareholders could be negatively impacted as a result. Issuers of securities in which a Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Equity Risk. The equity securities in which each Fund invests are subject to market, economic and business risks that will cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. An investment in a Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

ETF Risk. Each Fund is an ETF, and, as a result of an ETF’s structure, each Fund is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Each Fund may have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold.

●	Secondary Market Trading Risk. Although the Funds’ Shares are listed for trading on the Exchange, and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares of each Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. Where all or portion of a Fund’s underlying securities trade in a foreign market that is closed when the market in which the Fund’s Shares are listed is open for trading, there may be changes between the last quote of the underlying securities’ value in the closed foreign market and the value of such underlying securities during the Fund’s domestic trading day.

Focused Investment Risk. If a Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector or asset class, the Fund’s exposure to various risks will be heightened, including price volatility and adverse economic, market, political or regulatory occurrences affecting that issuer, country, group of countries region, market, industry, group of industries, sector or asset class.

Large Capitalization Companies Risk. Each Fund may invest in larger, more established companies, the securities of which may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Each Fund considers large companies to be companies with market capitalizations of $8 billion or greater. Large capitalization companies as a group could fall out of favor with the market, causing a Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of a Fund’s shares. There is no requirement that these shareholders maintain their investment in a Fund. There is a risk that such large shareholders or that a Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also impact a Fund’s ability to implement its investment strategy. A Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk. Each Fund is subject to the risk of poor selection of portfolio securities. The companies in which a Fund invests may not perform as well as expected, and/or a Fund’s portfolio management practices may not work to achieve their desired result. If the Adviser’s perception of a Fund’s portfolio securities’ value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Market Risk. The NAV of a Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Funds will invest in companies that the Adviser believes will produce less volatility, there is no guarantee that the companies will perform as expected. The prices of securities held by the Funds may decline in response to conditions affecting the general economy, overall market changes, local, regional or global political, social or economic instability, and currency, interest rate and commodity price fluctuations.

Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The outcome of such changes cannot be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of a Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region.

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The current presidential administration has called for and is seeking to quickly enact significant changes to U.S. fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policy. Significant uncertainty exists with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and political risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or the current presidential administration implements changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, corporate taxes, healthcare, the U.S. regulatory environment, inflation and other areas. Although a Fund cannot predict the impact, if any, of these changes to the Fund’s business, they could adversely affect each Fund’s business, financial condition, operating results and cash flows. Until the Funds know what policy changes are made and how those changes impact a Fund’s business and the business of the Fund’s competitors over the long term, the Funds will not know if, overall, the Funds will benefit from them or be negatively affected by them.

Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As the use of technology grows, liquidity and market movements may be affected. As artificial intelligence is used more widely, the profitability and growth of each Fund’s holdings may be impacted, which could significantly impact the overall performance of a Fund.

Mid-Capitalization Companies Risk. Investments in securities of these companies may involve greater risks than do investments in larger, more established companies. The prices of securities of mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies. Mid capitalization companies often have narrower commercial markets and more limited operating histories, product lines, and managerial and financial resources than larger, more established companies. As a result, performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Additionally, mid-capitalization companies may have less market liquidity than larger capitalization companies, and they can be sensitive to changes in interest rates, borrowing costs and earnings.

New Fund Risk. Each Fund is a newly organized, management investment company with a limited operating history. There can be no assurance that a Fund will grow to, or maintain, an economically viable size, in which case the Board may determine to liquidate the Fund. Liquidation can be initiated without shareholder approval by the Board if it determines it is in the best interest of shareholders. As a result, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversification Risk.  Compared to other funds, a non-diversified fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on a Fund. This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.

Preferred Stock Risk. Preferred stocks are usually entitled to rights on liquidation that are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks. Preferred stocks may pay cumulative dividends. Because the dividend rate is pre-established, and because preferred stocks are senior to common stocks, preferred stocks tend to have less possibility of capital appreciation. There are also other special risks associated with investing in preferred stocks, including deferral of distributions, subordination to securities senior in the issuer’s capital structure, limited voting rights, and special redemption rights that may be exercised by the issuer. Preferred stock may be less liquid than many other types of securities, such as common stock.

Quantitative Trading Strategies Risk. In making investment allocation decisions, the Adviser may utilize quantitative models. These models are used by the Adviser to determine (or assist in determining) a Fund’s investment portfolio allocations. The investment models used in making investment allocation decisions may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in a Fund. There can be no assurance that the models used by the Adviser will remain viable due to various factors, which may include the quality of the data input into the models and the assumptions underlying such models, which to varying degrees involve the exercise of judgment, as well as the possibility of errors in constructing or using the model.

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Models rely on accurate market data inputs. If inaccurate market data is entered into a model, the resulting information will be incorrect. In addition, the models used may be predictive in nature and such models may result in an incorrect assessment of future events. The models evaluate securities or securities markets based on certain assumptions concerning the interplay of market factors. The markets or the prices of individual securities may be affected by factors not foreseen in developing the models. In addition, when relying on a quantitative model and/or data supplied by third parties, the Adviser may have less insight into the construction, coding or testing of the third-party model or data, and the Adviser will be exposed to systems, cyber security and other risks associated with the third party that provides the model or data.

There has been an increasing trend towards utilizing machine learning, natural language processing, artificial generative intelligence, artificial neural networks, artificial narrow intelligence, or similar tools, models and systems generally referred to as “artificial intelligence” (collectively, “AI Tools”) as part of portfolio management, trading, portfolio risk management and other applications in the investment management processes used by various market participants, including the Adviser. Many AI Tools are relatively recent and novel developments and may be subject to one or more undetected errors, defects or security vulnerabilities. The processes by which some AI Tools produce any particular output might be difficult (or impossible) to understand, to explain, or to replicate, and there is a risk that any particular output will be unreliable, whether because such output appears to be accurate but is not or contains other errors. Some errors may be discovered only after an AI Tool has been used by end customers or after substantial operations in the marketplace. Any errors, defects or security vulnerabilities discovered after such AI Tools are in widespread operation could result in substantial loss of revenues or assets, or material liabilities, reputational risks or sanctions.

Small and Medium Capitalization Companies Risk. Small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when a Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. Additionally the price of small and medium-sized companies may decline more in response to selling pressures. Each Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $8 billion but greater than or equal to $1 billion.

Information About Certain Non-Principal Investments and Risks of Each Fund

Artificial Intelligence. Advancements in technology may also adversely impact markets and the overall performance of a Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As the use of technology grows, liquidity and market movements may be affected. As artificial intelligence is used more widely, the profitability and growth of a Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for a Fund’s Shares. This risk may be heightened to the extent that securities held by a Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, if applicable, may have lower trading volumes and may increase this risk.

Costs of Buying or Selling Shares Risk. Investors buying or selling Shares of each Fund in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of a Fund’s Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in a Fund, asset swings in a Fund and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

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Legal and Regulatory Change Risks. The regulatory environment for investment companies is evolving, and changes in regulation may adversely affect the value of a Fund’s investments and its ability to pursue its trading strategy. In addition, the securities markets are subject to comprehensive statutes and regulations. The SEC and other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The effect of any future regulatory change on a Fund could be substantial and adverse.

RIC Compliance Risk. Each Fund intends to elect to be, and intends to qualify each year for treatment as, a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code. To continue to qualify for federal income tax treatment as a RIC, such Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If for any taxable year a Fund fails to qualify for the special federal income tax treatment afforded to RICs, all of the Fund’s taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders) and its income available for distribution will be reduced. Under certain circumstances, a Fund could cure a failure to qualify as a RIC, but in order to do so, the Fund could incur significant Fund-level taxes and could be forced to dispose of certain assets.

Temporary Investments. Each Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions by taking a temporary defensive position (up to 100% of its assets) in cash, cash equivalents and all types of money market and short-term debt securities. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. If a Fund were to take a temporary defensive position, it may be unable to achieve its investment objective for a period of time.

The Funds may make other types of investments and may engage in various other investment practices. These investments and practices, and their risks, are described in the Funds’ Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUNDS

The Board of the Trust, of which each Fund is a series, is responsible for supervising the operations and affairs of the Funds. The Adviser is responsible for the daily management and administration of each Fund’s operations.

Investment Adviser

The Adviser of each Fund is Opal Capital LLC, located at 5200 Town Center Circle, Suite 305, Boca Raton, Florida 33486. The Adviser is registered with the SEC as an investment adviser and offers a variety of investment management services. As of December 1, 2025, the Adviser had approximately $322 million in assets under management and approximately $1.3 billion in assets under administration.

Subject to the overall supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s investment objective and policies and formulates a continuing investment strategy for the Fund pursuant to the terms of an investment advisory agreement between the Trust and the Adviser (the “Advisory Agreement”). Under the terms of the Advisory Agreement, each Fund pays the Adviser a unitary management fee that is computed and paid monthly at an annual rate of 0.59% of the average daily net assets of each Fund during the month. From the unitary management fees, the Adviser pays most of the expenses of the Funds, including the cost of sub-advisory fees to any investment sub-adviser, transfer agency, custody, fund administration, legal, audit and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. No information regarding the advisory fees paid by the Funds is currently available, as the Funds had not commenced operations prior to the date of this Prospectus.

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Investment Sub-Adviser

The Trust and the Adviser submitted an application with the SEC for an exemptive order with respect to each Fund that would permit the Adviser to engage or terminate a sub-adviser, and to enter into and materially amend an existing sub-advisory agreement, upon the approval of the Board, without obtaining shareholder approval. This requested exemptive relief has been approved by the Board and each Fund’s initial shareholder. Consequently, if approved by the SEC, under the exemptive order, the Adviser would have the right to hire, terminate and replace sub-advisers when the Board and the Adviser feel that a change would benefit the applicable Fund. The exemptive order is expected to enable each Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. There is no guarantee that the SEC will grant the requested exemptive order.

Vident Asset Management, a Delaware limited liability company whose main offices are located at 1125 Sanctuary Parkway, Suite 515, Alpharetta, GA 30009, serves as the investment sub-adviser to the Funds. As of September 30, 2025, the Sub-Adviser had approximately $19.6 billion in assets under management.

The Sub-Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of a Fund, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is entitled to a fee by the Adviser.

A discussion regarding the Board’s initial approval of the Funds’ Advisory Agreement and Sub-Advisory Agreement and the factors the Board considered with respect to their approval will be available in the Funds’ first Form N-CSR, which will be available on the Funds’ website and on the SEC’s website at www.sec.gov.

Portfolio Managers

Austin Graff, CFA, is the Founder and Chief Investment Officer of the Adviser and serves as portfolio manager for the Pathfinder Focused Opportunities ETF, Pathfinder Disciplined US Equity ETF, and all of the firm’s fundamental strategies. Mr. Graff founded the Adviser in 2020 and has more than 19 years of investment experience. Previously, he held positions at Titleist Asset Management, PIMCO and Goldman Sachs. At Titleist Asset Management Austin incubated the current Opal Dividend strategies. At PIMCO, Mr. Graff was an Analyst and Co-Portfolio Manager on the Global Dividend strategies, building the business to nearly $5 billion, including a Morningstar 5-star rated fund. At Goldman Sachs, Mr. Graff was an investment banker serving on teams that executed more than $40 billion in transaction value across various sectors including Infrastructure, Industrials and Financial Institutions. Mr. Graff holds an MBA and BS from Purdue University. He earned the Chartered Financial Analyst (CFA) designation in 2012.

Adam Muller is a Portfolio Manager at the Adviser and serves as portfolio manager for the Pathfinder Focused Opportunities ETF. Mr. Muller has more than 20 years of investment experience. Previously, he was at PIMCO and Goldman Sachs. At PIMCO, Adam was Co-Portfolio Manager on the Global Dividend strategies, building the business to nearly $5 billion, including a Morningstar 5-star rated fund. At Goldman Sachs, Mr. Muller was an investment banker covering healthcare and industrial clients. Mr. Muller holds an MBA from MIT Sloan School of Management, a master’s degree in economics from Tufts University and a bachelor’s degree from Colby College.

Yang Liu, CFA, is a Portfolio Manager at Opal Capital, with deep expertise in quantitative research, systematic investing, and multi-asset portfolio management, and serves as portfolio manager of the Pathfinder Disciplined US Equity ETF. Mr. Liu’s background spans the development and management of strategies across equities, alternatives, and multi-asset portfolios, with a particular focus on applying data-driven and systematic approaches to portfolio construction. Before joining Opal, Mr. Liu was a Director and Portfolio Manager at MissionSquare Retirement, where he managed a range of multi-asset portfolios, including Target Date and Model funds. Previously, he was a Vice President and Portfolio Manager at J.P. Morgan Asset Management, responsible for Structured Equity funds driven by quantitative and systematic investment methodologies. Mr. Liu holds a Master’s degree in Financial Engineering from Columbia University and a dual Bachelor’s degree in Finance and Statistics from Peking University. He is also a Chartered Financial Analyst (CFA) charter holder.

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The SAI provides additional information about the compensation of each Portfolio Manager, other accounts managed by them, and their ownership of Shares of the Funds.

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems its Shares at NAV only in Creation Units. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to a Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation, a clearing agency that is registered with the SEC; or (ii) a Depository Trust Company (“DTC”) participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Investors can only buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling a Fund’s Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The DTC or its nominee is the record owner of all outstanding Shares.

Investors owning a Fund’s Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Share Trading Prices on the Exchange

Trading prices of a Fund’s Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares. To provide additional information regarding the indicative value of Shares, the Exchange or a market data vendor disseminates information every 15 seconds through the facilities of the Consolidated Tape Association, or other widely disseminated means, an updated “intraday indicative value” (“IIV”) for Shares as calculated by an information provider or market data vendor. The Funds are neither involved in nor responsible for any aspect of the calculation or dissemination of the IIVs and make no representation or warranty as to the accuracy of the IIVs. If the calculation of the IIV is based on the basket of Deposit Securities, such IIV may not represent the best possible valuation of a Fund’s portfolio because the basket of Deposit Securities does not necessarily reflect the precise composition of the current Fund portfolio at a particular point in time. The IIV should not be viewed as a “real-time” update of a Fund’s NAV because the IIV may not be calculated in the same manner as the NAV, which is computed only once a day, typically at the end of the business day. The IIV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the Deposit Securities.

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Frequent Purchases and Redemptions of Shares

The Funds impose no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Funds, are an essential part of the ETF process and help keep share trading prices in line with NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains or losses. To minimize these potential consequences of frequent purchases and redemptions, the Funds employ fair value pricing and impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting trades. In addition, the Funds reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The NAV for a Fund is calculated by dividing the Fund’s net assets by its Shares outstanding.

In calculating its NAV, a Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by a Fund or is determined to be unreliable, the security will be valued at fair value estimates by the Funds’ Valuation Designee (defined below) under guidelines established by the Board.

Fair Value Pricing

If market quotations are unavailable or deemed unreliable by the Funds’ administrator, in consultation with the Adviser, securities will be fair valued by the Adviser, as the Funds’ Valuation Designee (the “Valuation Designee”), in accordance with procedures adopted by the Board and under the Board’s ultimate supervision. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by a Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments. The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Fund intends to pay out dividends, if any, quarterly, and distribute any net realized capital gains to its shareholders at least annually.

Dividend Reinvestment Service

Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of a Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

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For taxable investors, distributions of a Fund’s taxable income or gain are taxable whether reinvested in Shares or received in cash.

Taxes

Each Fund intends to elect to be, and intends to qualify each year for treatment as, a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code.

As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in this Prospectus is provided as general information about certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Such tax information does not represent a detailed description of the U.S. federal income tax consequences to you in light of your particular circumstances, including if you are subject to special tax treatment. Except where otherwise indicated, the discussion relates to investors who are “United States persons” (within the meaning of the Code) holding Shares as capital assets for U.S. federal income tax purposes (generally, for investment). You should consult your own tax professional about the tax consequences of an investment in Shares of a Fund.

Unless your investment in Shares of a Fund is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when: (i) a Fund makes distributions; (ii) you sell your Shares listed on the Exchange; and (iii) you purchase or redeem Creation Units.

Taxes on Distributions

Each Fund intends to distribute, at least quarterly, substantially all of its net investment income and, at least annually, net capital gains income. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income (as discussed below). Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares of the Fund. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares of a Fund.

Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met by both the Fund and the shareholder. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of such Fund’s securities lending activities, if any. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by such Fund from U.S. corporations, provided holding period and other requirements are met by both such Fund and the shareholder. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities, if any.

If a Fund were to retain any net capital gain, such Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate share of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the U.S. federal income tax paid by such Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of Shares owned by a shareholder of a Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder.

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A Fund may make distributions that are treated as a return of capital. Such distributions are generally not taxable but will reduce the basis of your Shares. To the extent that the amount of any such distribution exceeds the basis of your Shares, however, the excess will be treated as gain from a sale of the Shares.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from a Fund.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains distributions and capital gains realized on the sale of Shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares of a Fund). Income from U.S. treasury securities are generally exempt from state and local taxes. Distributions paid from any interest income and from any short-term or long-term capital gains will be taxable whether you reinvest those distributions or receive them in cash. Distributions paid from a Fund’s net long-term capital gains, if any, are taxable to you as long-term capital gains, regardless of how long you have held your Shares.

You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable to you even though it may economically represent a return of a portion of your investment. This adverse tax result is known as “buying into a dividend.”

Taxes When Shares are Sold

For federal income tax purposes, any gain or loss realized upon a sale of Shares of a Fund generally is treated as a capital gain or loss and as a long-term capital gain or loss if those Shares have been held for more than 12 months and as a short-term capital gain or loss if those Shares have been held for 12 months or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid or undistributed capital gains deemed paid with respect to such Shares of a Fund. Any loss realized on a sale will be disallowed to the extent Shares of a Fund are acquired (or the shareholder enters into a contract or option to acquire Shares of a Fund), including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of Shares. If disallowed, the loss will increase the basis of the Shares acquired.

IRAs and Other Tax-Qualified Plans

The one major exception to the preceding tax principles is that distributions on and sales of Shares of a Fund held in an IRA (or other tax-qualified plan) will not be currently taxable unless it borrowed to acquire the Shares.

U.S. Tax Treatment of Foreign Shareholders

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends or returns of capital) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. Each Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. For these purposes, interest-related dividends and short-term capital gain dividends generally represent distributions of interest or short-term capital gains that would not have been subject to U.S. federal withholding tax at the source if received directly by a foreign shareholder, and that satisfy certain other requirements.

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Properly reported distributions by a Fund that are received by foreign shareholders are generally exempt from U.S. federal withholding tax when they (a) are paid by a Fund in respect of such Fund’s “qualified net interest income” (i.e., such Fund’s U.S. source interest income, subject to certain exceptions, reduced by expenses that are allocable to such income), or (b) are paid by a Fund in connection with such Fund’s “qualified short-term gains” (generally, the excess of such Fund’s net short-term capital gains over the Fund’s long-term capital losses for such tax year). However, depending on the circumstances, a Fund may report all, some or none of such Fund’s potentially eligible distributions as derived from such qualified net interest income or from such qualified short-term gains, and a portion of such distributions (e.g., distributions attributable to interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding.

If a Fund were to retain any net capital gain and designate the retained amount as undistributed capital gains in a notice to shareholders, foreign shareholders would be required to file a U.S. federal income tax return in order to claim refunds of their portion of the tax paid by such Fund on deemed capital gain distributions.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale of Shares of a Fund, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on Capital Gain Dividends from such Fund.

However, if a foreign investor conducts a trade or business in the United States and the investment in a Fund is effectively connected with that trade or business, then the foreign investor’s income from a Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

Each Fund is generally required to withhold 30% on certain payments to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in any of the Funds.

Backup Withholding

Each Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares of a Fund) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such backup withholding. The current backup withholding rate is 24%.

Taxes on Purchases and Redemptions of Creation Units

An AP who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the AP’s aggregate basis in the securities surrendered plus the amount of cash, if any, paid for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Any gain or loss realized by an AP upon a creation of Creation Units will be treated as capital gain or loss if the AP holds the securities exchanged therefor as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held by the AP for more than 12 months, and otherwise will be short-term capital gain or loss.

The Trust on behalf of each Fund has the right to reject an order for a purchase of Creation Units if the AP (or a group of APs) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares of a Fund and if, pursuant to Section 351 of the Code, any of the Funds would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to an AP (or group of APs) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares of a Fund, the AP (or group of APs) may not recognize gain or loss upon the exchange of securities for Creation Units.

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An AP who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the AP’s basis in the Creation Units. Any gain or loss realized by an AP upon a redemption of Creation Units will be treated as capital gain or loss if the AP holds the Shares comprising the Creation Units as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held by the AP for more than 12 months, and otherwise will generally be short-term capital gain or loss. Any capital loss realized upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable AP of long-term capital gains with respect to the Creation Units (including any amounts credited to the AP as undistributed capital gains). However, any loss realized upon a redemption of Creation Units will be disallowed to the extent Shares of a Fund are acquired (or the AP enters into a contract or option to acquire Shares of a Fund), including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the redemption. If disallowed, the loss will be reflected in an increase to the basis of the Shares acquired.

Each Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. A Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind, which would generally not give rise to a taxable gain or loss for the Fund. As a result, a Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on a Fund’s distributions and sales of Shares of a Fund. Consult your personal tax advisor about the potential tax consequences of an investment in Shares of a Fund under all applicable tax laws. For more information, please see the section entitled “DIVIDENDS, DISTRIBUTIONS, AND TAXES” in the SAI.

DISTRIBUTION

The Distributor, Quasar Distributors, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Distribution and Service Plan

Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution and other fees for the sale and distribution of its shares. Because these fees would be paid out of each Fund’s assets on an on-going basis, over time these fees would increase the cost of your investment and may cost you more than paying other types of sales charges. Payments to financial intermediaries under the Plan are tied directly to their own out-of-pocket expenses. As of this date, the Plan has not been implemented with respect to the Funds. The Plan may not be implemented without further Board approval. The maximum distribution fee is 0.25% of each Fund’s average net assets under the Plan. The Funds do not expect to pay any 12b-1 fees during the current and next fiscal years.

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ADDITIONAL CONSIDERATIONS

Payments to Financial Intermediaries

The Adviser and Sub-Adviser, out of their own resources and without additional cost to the Funds or their shareholders, may pay intermediaries, including affiliates of the Adviser and Sub-Adviser, for the sale of Fund Shares and related services, including participation in activities that are designed to make intermediaries more knowledgeable about exchange traded products. Payments are generally made to intermediaries that provide shareholder servicing, marketing and related sales support, educational training or support, or access to sales meetings, sales representatives and management representatives of the intermediary. Payments may also be made to intermediaries for making Shares of a Fund available to their customers generally and in investment programs. The Adviser and Sub-Adviser may also reimburse expenses or make payments from its own resources to intermediaries in consideration of services or other activities the Adviser and/or Sub-Adviser believes may facilitate investment in the Funds.

The possibility of receiving, or the receipt of, the payments described above may provide intermediaries or their salespersons with an incentive to favor sales of Shares of the Funds, and other funds whose affiliates make similar compensation available, over other investments that do not make such payments. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Funds and other ETFs.

Premium/Discount Information

Each Fund is new and therefore does not have any information regarding how often Shares are traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of a Fund. Once available, this information will be presented, free of charge, at www.pathfinderetf.com.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the transfer agent, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Shares that are part of an over-allotment within the meaning of Section 4(a)(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that such Fund’s Prospectus is available on the SEC’s electronic filing system. The prospectus delivery mechanism provided in Rule 153 of the Securities Act is only available with respect to transactions on an exchange.

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Disclosure of Portfolio Holdings

Each Fund discloses its full portfolio holdings, as of the close of business the prior day, each day before the opening of trading on the Exchange at www.pathfinderetf.com. Recent information, including information regarding each Fund’s NAV, market price, premiums and discounts, and bid/ask spreads, is also available on the website at www.pathfinderetf.com. A description of the Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio securities is available in the Funds’ SAI.

Additional Information

The Funds enter into contractual arrangements with various parties, including, among others, the Funds’ investment adviser and investment sub-adviser, who provide services to the Funds. Shareholders are not parties to, or intended (or “third party”) beneficiaries of, those contractual arrangements.

The Prospectus and the SAI provide information concerning the Funds that you should consider in determining whether to purchase Shares of a Fund. The Funds may make changes to this information from time to time. Neither this Prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Shareholder Rights

The Trust Amended and Restated Agreement and Declaration of Trust (the “Trust Instrument”) requires shareholders bringing a derivative action on behalf of a Fund to first make a pre-suit demand and also to collectively hold at least 10% of the outstanding Shares of the Trust or at least 10% of the outstanding Shares of the series or class to which the demand relates and to undertake to reimburse the Trust for the expense of any counsel or advisors used when considering the merits of the demand in the event that the Board determines not to bring such action. Following receipt of the demand, the Trustees must be afforded a reasonable amount of time to investigate and consider the demand. In each case, these requirements do not apply to claims arising under the federal securities laws.

Duties of Trustees

The Trust Instrument provides that the Trustees are subject to the same fiduciary duties to which the directors of a Delaware corporation would be subject if (i) the Trust were a Delaware corporation, (ii) the Shareholders were shareholders of such Delaware corporation, and (iii) the Trustees were directors of such Delaware corporation, and that such modified duties are instead of any fiduciary duties to which the Trustees would otherwise be subject. Without limiting the generality of the foregoing, all actions and omissions of the Trustees are evaluated under the doctrine commonly referred to as the “business judgment rule,” as defined and developed under Delaware law, to the same extent that the same actions or omissions of directors of a Delaware corporation in a substantially similar circumstance would be evaluated under such doctrine. Notwithstanding the foregoing, the provisions of the Fund’s Amended and Restated Agreement and Declaration of Trust and its By-Laws, to the extent that they restrict or eliminate the duties (including fiduciary duties) and liabilities relating thereto of a Trustee otherwise applicable under the foregoing standard or otherwise existing at law or in equity, replace such other duties and liabilities of such Trustee. In addition, nothing in the Trust Instrument modifying, restricting or eliminating the duties or liabilities of Trustees shall apply to, or in any way limit, the duties (including state law fiduciary duties of loyalty and care) or liabilities of such persons with respect to matters arising under the federal securities laws.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS’ SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

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FINANCIAL HIGHLIGHTS

Financial highlights are not yet available for the Funds as they had not commenced operations prior to the date of this Prospectus.

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INVESTMENT ADVISER

Opal Capital LLC
5200 Town Center Circle, Suite 305

Boca Raton, Florida 33486

INVESTMENT SUB-ADVISER

Vident Asset Management
1125 Sanctuary Parkway, Suite 515

Alpharetta, Georgia 30009

ADMINISTRATOR AND
TRANSFER AGENT

U.S. Bank Global Fund Services
615 East Michigan Street

Milwaukee, Wisconsin 53201-0701

CUSTODIAN

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

UNDERWRITER

Quasar Distributors, LLC
190 Middle Street, Suite 301

Portland, Maine 04101

COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

FOR MORE INFORMATION

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports

Once available, additional information about the Funds’ investments will be included in the Funds’ annual and semi-annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its most recently completed fiscal year.

Statement of Additional Information

The Funds’ SAI, dated December 29, 2025, has been filed with the SEC. The SAI, which includes additional information about the Funds, may be obtained free of charge at the Funds’ website or by calling 800-617-0004. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus and is legally considered a part of this Prospectus.

TO OBTAIN INFORMATION

The SAI is available, without charge, upon request along with the semi-annual and annual reports (when available). To obtain a free copy of the SAI, semi-annual or annual reports or if you have questions about the Funds:

By Internet

www.pathfinderetf.com

By Telephone

Call 1-800-617-0004 or your securities dealer.

From the SEC

Information about the Funds (including the SAI) and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by sending an electronic request to publicinfo@sec.gov.

Investment Company Act File Number 811-23011

Pathfinder Focused Opportunities ETF
(Nasdaq – PFOE)

Pathfinder Disciplined US Equity ETF
(Nasdaq – PFDE)

Each a series of The RBB Fund Trust

______________________________

Statement of Additional Information

Dated December 29, 2025

The Pathfinder Focused Opportunities ETF (“Opportunities Fund”) and Pathfinder Disciplined US Equity ETF (“Disciplined Fund”) (each a “Fund” and together, the “Funds”) are each series of The RBB Fund Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on August 29, 2014.

Opal Capital LLC (the “Adviser”) serves as the investment adviser to the Funds and Vident Asset Management (the “Sub-Adviser”) serves as the investment sub-adviser to the Funds.

Information about the Funds is set forth in the prospectus dated December 29, 2025 (the “Prospectus”) and provides the basic information you should know before investing. To obtain a copy of the Prospectus and/or the Funds’ Annual and Semi-Annual Reports, once available, please call 1-800-617-0004 or visit the Funds’ website at pathfinderetf.com. This Statement of Additional Information (“SAI”) is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus. It is incorporated by reference in its entirety into the Prospectus. This SAI is intended to provide you with additional information regarding the activities and operations of the Funds and the Trust, and it should be read in conjunction with the Prospectus.

FUND HISTORY

The RBB Fund Trust (the “Trust”) is an open-end management investment company organized as a Delaware statutory trust on August 29, 2014. The Trust’s Amended and Restated Agreement and Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (each of which is a separate mutual fund) and separate classes of such series. Upon liquidation, shareholders of a series of the Trust are entitled to share pro rata in the net assets of such series available for distribution to shareholders. Expenses attributable to any series of the Trust are borne by that series.

The Trust is authorized to issue an unlimited number of interests (or shares) with no par value. Shares of each series have equal voting rights, and are voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matter affects only the interest of a particular series. The Trust’s series may hold special meetings of shareholders to elect or remove Trustees of the Trust, change fundamental policies, approve a management contract, or for other purposes. The Trust’s series will mail proxy materials in advance of a shareholder meeting, including a proxy and information about the proposals to be voted on. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. Fund shares do not have cumulative voting rights or any preemptive or conversion rights. The Trust does not normally hold annual meetings of shareholders. This SAI pertains to the shares representing interests in the Funds.

Each Fund offers and issues shares at its net asset value per share (“NAV”) only in aggregations of a specified number of shares (each a “Creation Unit”). Each Fund also generally offers and issues shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The shares of the Funds are listed for trading on the Nasdaq Stock Market LLC (the “Exchange”), and the Funds trade on the Exchange at market prices. These prices may differ from the shares’ NAVs. The shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of each Fund generally consists of at least 10,000 shares.

Shares of each Fund may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption (the “Transaction Fee”). In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities. Each Fund may charge, either in lieu or in addition to the fixed creation or redemption Transaction Fee, a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction, up to a maximum of 2.00% of the NAV per Creation Unit, inclusive of any Transaction Fees charged (if applicable).

Each Fund is an actively-managed exchange-traded fund (“ETF”). Each Fund is a non-diversified series under the 1940 Act.

INVESTMENT POLICIES AND PRACTICES

Each Fund’s investment objective and principal investment strategies are described in the Prospectus. The sections below describe some of the different types of investments that may be made by each Fund. The following information supplements, and should be read in conjunction with, the Prospectus. To the extent an investment with respect to a Fund is discussed in the Principal Investment Policies and Risks section below but not in the Prospectus, such policy is not a principal investment of such Fund.

With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

There can be no guarantee that a Fund will achieve its investment objective. Each Fund may not necessarily invest in all of the instruments or use all of the investment techniques permitted by the Prospectus and this SAI, or invest in such instruments or engage in such techniques to the full extent permitted by the Fund’s investment policies and limitations.

Principal Investment Policies and Risks

American, European and Global Depositary Receipts. As part of its principal investment strategy, each Fund may invest in American Depository Receipts (“ADRs”). ADRs, as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities including increased market, illiquidity, currency, political, information and other risks, and even where traded in U.S. dollars are subject to currency risk if the underlying security is traded in a foreign currency. GDRs, EDRs, and other similar instruments may be issued by a U.S. or non-U.S. entity and may be traded in other currencies. GDRs are tradable both in the United States and Europe and are designed for use throughout the world. EDRs are issued in bearer form and are designed for use in European securities markets.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Cyber Security Risk. Each Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Funds, the Adviser, the Sub-Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Funds to regulatory fines or financial losses and/or cause reputational damage. A Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value. The use of artificial intelligence and machine learning could exacerbate these risks. While the Funds and their service providers have established information technology and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate cyber security risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated. Furthermore, the Funds have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Funds, or the Adviser.

Equity Securities.  Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Fund to fluctuate. The Funds purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

●	Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

●	Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

●	Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

●	Large Capitalization Issuers. Large capitalization companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

●	Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

●	Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Exchange-Traded Funds (“ETFs”). Each Fund may invest in open-end investment companies whose shares are listed for trading on a national securities exchange. Each Fund is actively-managed by an investment adviser and/or sub-advisers and does not seek to provide investment results that correspond to an index.

ETFs are subject to risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. An actively-managed ETF may not perform as well as its investment adviser and/or sub-advisers expect, and/or the actively-managed ETF’s portfolio management practices might not work to achieve the desired result. Individual shares of an ETF are generally not redeemable at their NAV, but trade on an exchange during the day at prices that are normally close to, but not the same as, their NAV. There is no assurance that an active trading market will be maintained for the shares of an ETF or that market prices of the shares of an ETF will be close to their NAVs. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV. In addition, the purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to a mutual fund’s or ETF’s own expenses.

Investments in securities of ETFs beyond the limitations set forth in Section 12(d)(1)(A) of the 1940 Act are subject to certain terms and conditions described below. Section 12(d)(1)(A) states that a mutual fund may not acquire shares of other investment companies, such as ETFs, in excess of: 3% of the total outstanding voting stock of the investment company; 5% of its total assets invested in the investment company; or more than 10% of the fund’s total assets were to be invested in the aggregate in all investment companies. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to a mutual fund’s or ETF’s own expenses. In October 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. The changes include, among other things, amendments to Rule 12d1-1, the rescission of Rule 12d1-2, and the adoption of Rule 12d1-4 under the 1940 Act (“Rule 12d1-4”) which allows funds to invest in other investment companies in excess of some of the limitations discussed above, subject to certain limitations and conditions. An acquiring fund relying on Rule 12d-4 must enter into a fund of funds investment agreement with the acquired fund. Rule 12d1-4 outlines the requirements for fund of funds agreements and specifies certain reporting responsibilities of the acquiring fund’s adviser. The Funds expect to rely on Rule 12d1-4 to the extent the Adviser deems such reliance necessary or appropriate.

Focused Investment Risk. The Pathfinder Focused Opportunities ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

Large Shareholder Purchase and Redemption Risk. Each Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause a Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Management Risk. As an actively managed investment portfolio, each Fund is subject to decisions made by the Adviser. The Adviser’s investment decisions about individual securities impact a Fund’s ability to achieve its investment objective. The Adviser’s judgments about the attractiveness and potential returns for specific investments in which a Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

New Fund Risk. Because each Fund is new, investors in each Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-Diversification Risk.  Compared to other funds, a non-diversified fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on a Fund. This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.

Preferred Stock Risk. Preferred stocks are usually entitled to rights on liquidation that are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks. Preferred stocks may pay cumulative dividends. Because the dividend rate is pre-established, and because preferred stocks are senior to common stocks, preferred stocks tend to have less possibility of capital appreciation. There are also other special risks associated with investing in preferred stocks, including deferral of distributions, subordination to securities senior in the issuer’s capital structure, limited voting rights, and special redemption rights that may be exercised by the issuer. Preferred stock may be less liquid than many other types of securities, such as common stock.

Quantitative Trading Strategies Risk. In making investment allocation decisions for the Pathfinder Disciplined US Equity ETF, the Adviser may utilize quantitative models. These models are used by the Adviser to determine (or assist in determining) a Fund’s investment portfolio allocations. The investment models used in making investment allocation decisions may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in a Fund. There can be no assurance that the models used by the Adviser will remain viable due to various factors, which may include the quality of the data input into the models and the assumptions underlying such models, which to varying degrees involve the exercise of judgment, as well as the possibility of errors in constructing or using the model.

Models rely on accurate market data inputs. If inaccurate market data is entered into a model, the resulting information will be incorrect. In addition, the models used may be predictive in nature and such models may result in an incorrect assessment of future events. The models evaluate securities or securities markets based on certain assumptions concerning the interplay of market factors. The markets or the prices of individual securities may be affected by factors not foreseen in developing the models. In addition, when relying on a quantitative model and/or data supplied by third parties, the Adviser may have less insight into the construction, coding or testing of the third-party model or data, and the Adviser will be exposed to systems, cyber security and other risks associated with the third party that provides the model or data.

There has been an increasing trend towards utilizing machine learning, natural language processing, artificial generative intelligence, artificial neural networks, artificial narrow intelligence, or similar tools, models and systems generally referred to as “artificial intelligence” (collectively, “AI Tools”) as part of portfolio management, trading, portfolio risk management and other applications in the investment management processes used by various market participants, including the Adviser. Many AI Tools are relatively recent and novel developments and may be subject to one or more undetected errors, defects or security vulnerabilities. The processes by which some AI Tools produce any particular output might be difficult (or impossible) to understand, to explain, or to replicate, and there is a risk that any particular output will be unreliable, whether because such output appears to be accurate but is not or contains other errors. Some errors may be discovered only after an AI Tool has been used by end customers or after substantial operations in the marketplace. Any errors, defects or security vulnerabilities discovered after such AI Tools are in widespread operation could result in substantial loss of revenues or assets, or material liabilities, reputational risks or sanctions.

Special Note Regarding Market Events. Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes.

Disease outbreaks that affect local economies or the global economy may materially and adversely impact a Fund and/or the Adviser’s business. For example, uncertainties regarding the COVID-19 outbreak resulted in serious economic disruptions across the globe. Recent events are impacting the securities markets. Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs, and interest rates changes. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities.

In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. To the extent a Fund may overweight its investments in certain countries, companies, industries or market sectors, such position will increase a Fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors. These conditions could result in a Fund’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, negatively impact a Fund’s performance, and cause losses on your investment in a Fund.

Additionally, U.S. and global markets recently have experienced increased volatility, including the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Funds and issuers in which they invest. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Funds and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

Recently, various countries have seen significant internal conflicts and in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect a Fund’s investments.

Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflict in Europe and in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent a Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact a Fund’s ability to achieve their investment objectives, prevent a Fund from receiving payments otherwise due, increase diligence and other similar costs to a Fund, render valuation of affected investments challenging, or require a Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect a Fund’s performance with respect to such investments, and thus a Fund’s performance as a whole.

Non-Principal Investment Policies and Risks

Artificial Intelligence. Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As the use of technology grows, liquidity and market movements may be affected. As artificial intelligence is used more widely, the profitability and growth of a Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

Borrowing.  Each Fund may borrow money from a bank equal to 5% of its total assets for temporary purposes to meet redemptions or to pay dividends. Borrowing may exaggerate changes in the NAV of a Fund’s shares and in the return on a Fund’s portfolio. Although the principal of any borrowing will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. A Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. A Fund may be required to earmark or segregate liquid assets in an amount sufficient to meet its obligations in connection with such borrowings. In an interest rate arbitrage transaction, a Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risks that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

Commercial Paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

Corporate Obligations. A Fund may invest in debt obligations, such as bonds and debentures, issued by corporations and other business organizations without limit on credit quality or maturity. See Appendix “A” to this SAI for a description of corporate debt ratings. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.

Derivatives Risk. The Funds may invest in derivative products to, among other things, obtain exposure to specific asset class sectors and seek to hedge against possible adverse impact of changes in stock market prices, currency exchange rates or interest rates in the market value of its securities or securities to be purchased. Rule 18f-4 under the 1940 Act provides for the regulation of a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. As of the date of this Statement of Additional Information, each Fund is relying on the limited derivatives user exception.

With respect to reverse repurchase agreements or other similar financing transactions in particular, including certain tender option bonds, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Funds have adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. Rule 18f-4 under the 1940 Act may require the Funds to observe more stringent asset coverage and related requirements than were previously imposed by the 1940 Act, which could adversely affect the value or performance of the Funds. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Funds may engage in derivative transactions could also limit or prevent the Funds from using certain instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Currency Exchange Transactions. A Fund may engage in a currency exchange transaction through a forward currency exchange contract (or other cash management position). A currency exchange transaction may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract (“Forward Contract”) (or other cash management position). A Forward Contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. Forward Contracts are usually entered into with banks and broker-dealers, are not exchange traded and are usually for less than one year.

Currency exchange transactions may involve currencies of the different countries in which the Funds may invest, and may serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. A Fund’s currency transactions may include transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of a Forward Contract (or other cash management position) with respect to specific payables or receivables of a Fund in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a Forward Contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. A Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. In addition to hedging transactions, a Fund’s currency transactions may include those intended to profit from anticipated currency exchange fluctuations, even if not related to any particular Fund transaction or portfolio position, which can result in losses if such fluctuations do not occur as anticipated. At the maturity of a Forward Contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a Forward Contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in Forward Contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new Forward Contract to sell the currency. Should forward prices decline during the period between the date a Fund enters into a Forward Contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Options On Securities. The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Index options are put options and call options on various indices. In most respects, they are identical to listed options on other securities (“non-index options”). The primary difference between non-index options and index options occurs when index options are exercised. In the case of non-index options, the underlying security is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Funds will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Funds of options on indices will be subject to the ability of the Adviser and Sub-Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Funds’ ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Funds. In as much as the Funds’ securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Funds bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the indices. It is also possible that there may be a negative correlation between the index and the Fund’s securities that would result in a loss on both such securities and the options on indices acquired by the Funds.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of index options involves the risk that the premium and transaction costs paid by the Funds in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Funds are unable to close out a call option on securities that it has written before the option is exercised, the Funds may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Funds were unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Futures and Options on Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). The Funds may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by a Fund, the Fund will limit such investments in commodity futures, commodity options contracts and swaps to below the de minimis thresholds adopted by the CFTC in its recent amendments to Rule 4.5 (see below for a description of these thresholds). For this reason, the Adviser is not required to register as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act at this time.

With respect to investments in swap transactions, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order to claim an exemption from being considered a “commodity pool” or a CPO. First, the aggregate initial margin and premiums required to establish an investment company’s positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. In the event that the Adviser were required to register as a CPO with respect to a Fund, the disclosure and operations of the Fund would need to comply with all applicable CFTC regulations.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally, contracts are closed out prior to the expiration date of the contract.

Each Fund is required to comply with Rule 18f-4 under the 1940 Act. See “Derivatives Risk” above for additional information.

There are significant risks associated with a Fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser’s investment adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

Certain Investment Techniques and Derivatives Risks. When the Adviser uses investment techniques such as margin, leverage and short sales, and forms of financial derivatives, such as options and futures, an investment in the Funds may be more volatile than investments in other mutual funds. Although the intention is to use such investment techniques and derivatives to minimize risk to the Funds, as well as for speculative purposes, there is the possibility that improper implementation of such techniques and derivative strategies or unusual market conditions could result in significant losses to the Funds. Derivatives are used to limit risk in the Funds or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss in unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period, which could leave a Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

Foreign Custody Risk. A Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign Securities. Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund may invest. Volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility or price can be greater than in the United States. Future political and economic information, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on foreign obligations. Inability to dispose of securities due to settlement problems could result either in losses to an underlying investment company due to subsequent declines in value of the securities, or, if the underlying investment company has entered into a contract to sell the securities, could result in possible liability to the purchaser. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the United States.

Settlement mechanics may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of an underlying investment company is uninvested and no return is earned thereon. The inability of an underlying investment company to make intended security purchases due to settlement problems could cause the underlying investment company to miss attractive investment opportunities.

Each Fund values its securities and other assets in U.S. dollars. As a result, if a Fund invests in securities denominated in foreign currencies, the NAV of the Fund’s shares may fluctuate with U.S. dollar exchange rates as well as the price changes of the Fund’s securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund’s securities in their local markets. Conversely, a decrease in the value of the U.S. dollar may have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of a Fund’s securities in its foreign markets. In addition to favorable and unfavorable currency exchange rate developments, each Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

If a Fund invests in obligations of foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) or foreign branches of foreign banks, these investments involve risks that are different from investments in securities of U.S. banks, including potential unfavorable political and economic developments, different tax provisions, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. A Fund may also invest in debt securities issued or guaranteed by foreign governments, including Yankee bonds, which are issued by foreign governments and their agencies and foreign corporations, but pay interest in U.S. dollars and are typically issued in the United States.

European countries can be affected by the significant fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Several European Union (“EU”) countries, including Greece, Ireland, Italy, Spain and Portugal, have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions.

Recently, various countries have seen significant internal conflicts and in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect a Fund’s investments.

Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Israel, Hamas and other militant groups in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent a Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact the Fund’s ability to achieve its investment objective, prevent the Fund from receiving payments otherwise due it, increase diligence and other similar costs to the Fund, render valuation of affected investments challenging, or require the Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Fund’s performance with respect to such investments, and thus the Fund’s performance as a whole.

Illiquid Investments.  Pursuant to Rule 22e-4 (“Rule 22e-4” or the “Liquidity Rule”) under the 1940 Act, each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment as defined in Rule 22e-4 is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. These investments may include restricted securities and repurchase agreements maturing in more than 7 days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board, certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid investments involve the risk that the investments will not be able to be sold at the time the Adviser desires or at prices approximating the value at which a Fund is carrying the investments. To the extent an investment held by a Fund is deemed to be an illiquid investment or a less liquid investment, the Fund will be exposed to greater liquidity risk.

The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. If the limitation on illiquid investments is exceeded, the condition will be reported to the Board and, when required by the Liquidity Rule, to the SEC.

Investment Company Shares. Each Fund may invest in shares of other investment companies to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund’s expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined. These limits will not apply to the investment of uninvested cash balances in shares of registered or unregistered money market funds whether affiliated or unaffiliated. The foregoing exemption, however, only applies to an unregistered money market fund that (i) limits its investments to those in which a money market fund may invest under Rule 2a-7 of the 1940 Act, and (ii) undertakes to comply with all the other provisions of Rule 2a-7.

For hedging or other purposes, a Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Investments by a Fund in other investment companies, including ETFs, will be subject to the limitations of the 1940 Act. Pursuant to Rule 12d1-4 and procedures approved by the Board, a Fund may invest in other investment companies beyond the limits contained in the 1940 Act, subject to certain conditions imposed by Rule 12d1-4 including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements and limits on most three-tier fund structures.

Certain investment companies whose securities are purchased by a Fund may not be obligated to redeem such securities in an amount exceeding 1% of the investment company’s total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid.

If required by the 1940 Act, the Funds expect to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

Money Market Securities. Each Fund may invest its assets in money market instruments (the types of which are discussed below). Money market instruments include (i) short-term U.S. government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (ii) commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as S&P Global Ratings (“S&P”) or Moody’s Investors Service (“Moody’s”), or determined by the Adviser to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities. Each of these types of money market securities is discussed in more detail below. For a description of ratings, see Appendix A to this SAI.

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. In addition, investments in bank loans may not be deemed to be securities and may not have the protections of the federal securities laws. Bank obligations include the following:

●	Bankers’ Acceptances. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

●	Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

●	Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

Pandemic Risk. Disease outbreaks that affect local economies or the global economy may materially and adversely impact the Funds and/or the Adviser’s or the Sub-Adviser’s business. For example, uncertainties regarding the COVID-19 outbreak resulted in serious economic disruptions across the globe. These types of outbreaks can be expected to cause severe decreases in core business activities such as manufacturing, purchasing, tourism, business conferences and workplace participation, among others. These disruptions lead to instability in the market place, including stock market losses and overall volatility, as occurred in connection with COVID-19. In the face of such instability, governments may take extreme and unpredictable measures to combat the spread of disease and mitigate the resulting market disruptions and losses. The Adviser and Sub-Adviser have in place business continuity plans reasonably designed to ensure that it maintains normal business operations, and it periodically tests those plans. However, in the event of a pandemic or an outbreak, there can be no assurance that the Adviser, Sub-Adviser, the Funds’ service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons.

Real Estate Investment Trust Securities. A Fund may invest in real estate investment trusts (“REITs”). REITs generally invest directly in real estate, in mortgages or in some combination of the two. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

Generally, REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. The values of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act. Unexpected high rates of default on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to a mortgage REIT. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. To the extent that a mortgage REIT’s portfolio is exposed to lower-rated, unsecured or subordinated instruments, the risk of loss may increase, which may have a negative impact on a Fund.

The REITs in which a Fund may invest may be affected by economic forces and other factors related to the real estate industry. REITs are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. REITS whose underlying assets include long-term health care properties; such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry. A Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. A Fund is also subject to the risk that the REITs in which it invests will fail to qualify for tax-free pass-through of income under the Code, and/or fail to qualify for an exemption from registration as an investment company under the 1940 Act. Mortgage REITs may be affected by the quality of the credit extended. A REIT’s return may be adversely affected when interest rates are high or rising.

Restricted Securities.  Each Fund may purchase securities which are not registered under the 1933 Act but which may be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Restricted Securities”). These securities will not be considered illiquid so long as it is determined by the Adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in an underlying investment company during any period that qualified institutional buyers become uninterested in purchasing restricted securities. In reaching liquidity decisions, the Adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

The purchase price and subsequent valuation of Restricted Securities normally reflect a discount from the price at which such securities trade when they are not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market price is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the Restricted Securities and prevailing supply and demand conditions.

As consistent with each Fund’s respective investment objective, the Funds may also invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

RIC Compliance Risk. Each Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Code. To continue to qualify for federal income tax treatment as a RIC, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If for any taxable year the Fund fails to qualify for the special federal income tax treatment afforded to RICs, all of the Fund’s taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders) and its income available for distribution will be reduced. Under certain circumstances, the Fund could cure a failure to qualify as a RIC, but in order to do so, the Fund could incur significant Fund-level taxes and could be forced to dispose of certain assets.

Rights Offerings and Purchase Warrants.  Rights offerings and purchase warrants are privileges issued by a corporation which enable the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short lifespan to expiration. The purchase of rights or warrants involves the risk that a Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Securities Lending Risk. Each Fund may lend its portfolio securities to financial institutions. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreases below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers which the Adviser deems to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Each Fund may not make loans in excess of 33 1/3% of the value of its total assets. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated or, to the extent consistent with the 1940 Act or the rules and SEC interpretations thereunder, affiliated third party for acting as the Fund’s securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Funds do not have the right to vote loaned securities. The Funds may attempt to call loaned securities back to permit the exercise of voting rights if time and jurisdictional restrictions permit. There is no guarantee that all loans can be recalled.

Temporary Defensive Positions.  In anticipation of or in response to adverse market, economic, political or other conditions, each Fund may take temporary defensive positions (up to 100% of its assets) in cash, cash equivalents and all types of money market and short-term debt securities. If a Fund were to take a temporary defensive position, it may be unable to achieve its investment objective for a period of time.

U.S. Government Securities. Each Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continue support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the values of their securities and the securities which they guarantee.

There is risk that the U.S. government will not provide financial support to its agencies, authorities, instrumentalities or sponsored enterprises. A Fund may purchase U.S. government securities that are not backed by the full faith and credit of the United States, such as those issued by Fannie Mae and Freddie Mac. The maximum potential liability of the issuers of some U.S. government securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

●	U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

●	Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian bank arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

●	U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

●	U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund’s shares.

●	Inflation-Protected Securities. A Fund may invest in inflation-protected securities issued by the U.S. Treasury, known as “TIPs” or “Treasury Inflation-Protected Securities,” which are debt securities whose principal and interest payments are adjusted for inflation and interest is paid on the adjusted amount. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of the investment. Inflation-protected securities normally will decline in price when real interest rates rise. (A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury note is yielding 5% and inflation is 2%, the real interest rate is 3%.) If inflation is negative, the principal and income of an inflation-protected security will decline and could result in losses for a Fund.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by Internal Revenue Service regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a Fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to each Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, each Fund may not:

1.	Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements provided that there is at least 300% asset coverage for the borrowings of the Fund. Excepted from this restriction are unsecured borrowings from banks as a temporary measure in exceptional circumstances, and such borrowings may not exceed 10% of a Fund’s net assets at the time of the borrowing. A Fund will not purchase securities while borrowings exceed 5% of its total assets. The Fund may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund’s total assets at the time of such borrowing. However, the amount shall not be in excess of lesser of the dollar amounts borrowed or 33 1/3% of the value of the Fund’s total assets at the time of such borrowing, provided that: (a) short sales and related borrowings of securities are not subject to this restriction; and (b) for the purposes of this restriction, collateral arrangements with respect to options, short sales, futures contracts, options on futures contracts, collateral arrangements with respect to initial and variation margin and collateral arrangements with respect to derivatives instruments are not deemed to be a pledge or other encumbrance of assets. Securities held in escrow or separate accounts in connection with the Fund’s investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation;

2.	Act as an underwriter of securities within the meaning of the 1933 Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

3.	Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest: (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein; or (b) in real estate investment trusts;

4.	Purchase or sell commodities or commodity contracts, except as permitted by the 1940 Act, as amended, and as interpreted or modified by the regulatory authority having jurisdiction from time to time;

5.	Make loans, except through loans of portfolio securities and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, loan participations and assignments, short-term commercial paper, certificates of deposit and bankers’ acceptances shall not be deemed to be the making of a loan; or

6.	Invest 25% or more of its total assets, taken at market value at the time of each investment, in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

In addition to the fundamental investment limitations specified above, each Fund is subject to the following non-fundamental limitations, which may be changed without shareholder approval, in compliance with applicable law and regulatory policy. Each Fund may not:

1.	Make investments for the purpose of exercising control or management, but investments by a Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management; or

2.	Purchase securities on margin, except that a Fund may use margin to the extent necessary to engage in short sales and may obtain such short-term credits as are necessary for the clearance of portfolio transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

Bank custodians of investment company assets typically provide short-term credits to settle and clear fund transactions and then can request repayment by selling fund assets as needed. The Funds do not interpret their limitation on secured borrowings (in fundamental restriction 1 above) to restrict these customary and ordinary course trade settlement practices or other borrowings from the custodian or its affiliates that may give rise to claims on Fund assets under contractual or common law terms distinct from the granting of a security interest. Nor is the customary posting of collateral in connection with a currency or derivatives transaction generally considered a form of secured borrowing for this purpose. The Funds do not consider a when-issued or delayed purchase securities transaction, or a derivatives transaction, to be a prohibited “senior security” under investment restriction 1 above provided it meets the conditions of Rule 18f-4 under the 1940 Act.

Each Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. For purposes of Investment Restriction Number 6 above, each Fund will look through to the underlying investments of any acquired open-end investment company for purposes of complying with its policy.

Securities held by a Fund generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act.

If a percentage restriction under one of the Fund’s investment policies or limitations or the use of assets is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation (except with respect to any restrictions that may apply to borrowings or senior securities issued by the Fund).

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of the Fund’s shares. The Exchange may, but is not required to, remove the shares of a Fund from listing if, among other things (i) following the initial 12-month period beginning upon the commencement of trading of the fund, there are fewer than 50 beneficial owners of the Fund’s shares; (ii) the Fund’s portfolio holdings are not made available to all market participants at the same time; (iii) the Fund has failed to file any filings required by the SEC or the Exchange is aware that the Fund is not in compliance with the conditions of any exemptive order or no-action relief granted by the SEC or its staff under the 1940 Act with respect to the Fund; (iv) the Exchange’s ongoing listing requirements are not continuously maintained; (v) any of the continuous listing representations for the issue of the Fund’s shares are not continuously met; or (vi) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the exchange inadvisable. The Exchange will remove the Fund’s shares from listing and trading upon termination of the Fund. The Exchange will remove the Fund’s shares from listing and trading upon termination of the Fund.

The Trust reserves the right to adjust the price levels of its shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the oversight of the Board, subject to the laws of the State of Delaware and the Trust’s organizational documents. The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Trust’s service providers. The officers of the Trust conduct and supervise the Trust’s daily business operations.

Trustees who are not deemed to be “interested persons” of the Trust (as defined in the 1940 Act) are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Board is currently composed of five Independent Trustees and two Interested Trustees. The Board has selected Arnold M. Reichman, an Independent Trustee, to act as Chair. Mr. Reichman’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of his duties, Mr. Reichman will consult with the other Independent Trustees and the Trust’s officers and legal counsel, as appropriate. The Chair may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular, in-person meetings at least four times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as the Trust’s independent registered public accounting firms and legal counsel, to assist the Trustees in performing their oversight responsibilities.

The Board has established seven standing committees — Audit, Contract, Executive, Nominating and Governance, Product Development, Regulatory Oversight, and Valuation Committees (each a “Committee” and together, the “Committees”). The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committees, see the section entitled “Standing Committees.”

The Board has also established an Advisory Board whose members are not “interested persons” of the Trust (as defined in the 1940 Act) and who serve in a consultative capacity to the Board, providing non-binding advice to the Board regarding the oversight of the affairs of the Trust (each, an “Advisory Board Member”). An Advisory Board Member participates in Board discussions and reviews Board materials relating to the Funds, but is not a Trustee, has no power to vote on any matter presented to the Board, and has no power to act on behalf of or otherwise bind the Board, the Trustees or any committee of the Board. The Board appointed Eugene Podsiadlo as an Advisory Board Member effective October 1, 2025.

The Board has determined that the Trust’s leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.

Trustees, Advisory Board Members, and Executive Officers

The Trustees, Advisory Board Members, and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are set forth in this section.

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Gregory P. Chandler 615 East Michigan Street Milwaukee, WI 53202 Age: 58	Trustee	June 2021 to present	Since 2020, Chief Financial Officer, HC Parent Corp. d/b/a Herspiegel Consulting LLC (life sciences consulting services); 2020, Chief Financial Officer, Avocado Systems Inc. (cyber security software provider); from 2009-2020, Chief Financial Officer, Emtec, Inc. (information technology consulting/services).	126	FS Energy and Power Fund (business development company); Wilmington Funds (12 portfolios) (registered investment company); Emtec, Inc. (until December 2019); FS Investments Corporation (business development company) (until December 2018).
Lisa A. Dolly 615 East Michigan Street Milwaukee, WI, 53202 Age: 58	Trustee	October 2021 to present	From July 2019-December 2019, Chair, Pershing LLC (broker dealer, clearing and custody firm); January 2016-June 2019, Chief Executive Officer, Pershing, LLC.	126	Allfunds Group PLC (United Kingdom wealthtech and fund distribution provider); Securities Industry and Financial Markets Association (trade association for broker dealers, investment banks and asset managers); Hightower Advisors (wealth management firm); Cohen & Steers, Inc. (global investment manager).
Nicholas A. Giordano 615 East Michigan Street Milwaukee, WI 53202 Age: 81	Trustee	June 2021 to present	Since 1997, Consultant, financial services organizations.	126

IntriCon Corporation

(biomedical device

manufacturer) (until 2022); Wilmington Funds (12 portfolios) (registered investment company) (until 2023); Independence Blue Cross (healthcare insurance) (until March 2021).

Arnold M. Reichman 615 East Michigan Street Milwaukee, WI 53202 Age: 76	Chair and Trustee	June 2021 to present	Retired.	126	EIP Investment Trust (registered investment company) (until August 2022).

Martha A. Tirinnanzi 615 East Michigan Street Milwaukee, WI 53202 Age: 64	Trustee	January 2024 to present	Since 2014, Instructor, The Institute for Financial Markets; from 2013-2023, President and Chief Executive Officer, Financial Standards, Inc. (consulting firm); from 2020-2022, Adjunct Professor of Finance and Accounting, The Catholic University of America’s Busch School of Business.	126	Intercontinental Exchange, Inc. (“ICE”) (financial services company and operator of global exchanges and clearinghouses); ICE Mortgage Services, LLC (a subsidiary of ICE); ICE Mortgage Technology, Inc. (a subsidiary of ICE); Community Development Trust (real estate investment trust) (until May 2023).
INTERESTED TRUSTEES(2)
Robert Sablowsky 615 East Michigan Street Milwaukee, WI 53202 Age: 86	Vice Chair and Trustee	June 2021 to present	Since 2002, Senior Director – Investments and, prior thereto, Executive Vice President, of Oppenheimer & Co., Inc. (a registered broker-dealer).	126	None.
Brian T. Shea 615 East Michigan Street Milwaukee, WI 53202 Age: 64	Trustee	June 2021 to present	Retired.	126	Barclays PLC, Barclays Bank PLC and Barclays Execution Services Limited (financial services companies); Fidelity National Information Services, Inc. (financial services technology company) (until 2024).
DISINTERESTED ADVISORY BOARD MEMBERS(3)
Eugene Podsiadlo 615 East Michigan Street Milwaukee, WI 53202 Age: 68	Advisory Board Member	October 2025 to present	Since 2023, Senior Advisor and Limited Partner, AI Capital, LLC; since 2020, Senior Advisor and Industry Council Member, Cross Creek Advisors; from February-June 2023, Executive Vice President of Clearbrook, LLC; from 2020-2022, Registered Securities Principal and Representative, March Capital.	N/A	Alpha Healthcare Acquisition Corp III (2021-2023); Esoterica Thematic Trust (2020-2021).

OFFICERS
Steven Plump 615 East Michigan Street Milwaukee, WI 53202 Age: 66	President	August 2022 to present	From 2011 to 2021, Executive Vice President, PIMCO LLC.	N/A	N/A
Salvatore Faia, JD, CPA, CFE Vigilant Compliance, LLC Gateway Corporate Center, Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Age: 62	Chief Compliance Officer	June 2021 to present	Since 2004, President, Vigilant Compliance, LLC (investment management services company); since 2005, Independent Trustee of EIP Investment Trust (registered investment company); since 2004, Chief Compliance Officer of The RBB Fund, Inc.; from 2009 to 2022, President of The RBB Fund, Inc.; from 2021 to 2022; President of The RBB Fund Trust from 2021 to 2022.	N/A	N/A
James G. Shaw 615 East Michigan Street Milwaukee, WI 53202 Age: 64	Chief Financial Officer and Secretary Chief Operating Officer	June 2021 to present August 2022 to present	Since 2022, Chief Operating Officer of The RBB Fund Inc.; since 2016, Chief Financial Officer and Secretary of The RBB Fund Inc.	N/A	N/A

Craig A. Urciuoli 615 East Michigan Street Milwaukee, WI 53202 Age: 50	Director of Marketing & Business Development	June 2021 to present	Since 2019, Director of Marketing & Business Development of The RBB Fund, Inc.	N/A	N/A
Thomas M. Reynolds 615 East Michigan Street Milwaukee, WI 53202 Age: 65	Assistant Treasurer and Assistant Secretary	September 2024 to present	Since 2024, Assistant Treasurer and Assistant Secretary of The RBB Fund, Inc.; from 2023 to 2024, Vice President of Virtus Investment Partners; from 2020 to 2023, CFO of Stone Harbor Investment Partner LP.	N/A	N/A
Jennifer Witt 615 East Michigan Street Milwaukee, WI 53202 Age: 42	Assistant Treasurer	June 2021 to present	Since 2020, Vice President, U.S. Bank Global Fund Services (fund administrative services firm).	N/A	N/A
Edward Paz 615 East Michigan Street Milwaukee, WI 53202 Age: 54	Assistant Secretary	June 2021 to present	Since 2007, Vice President and Counsel, U.S. Bank Global Fund Services (fund administrative services firm).	N/A	N/A
Joshua Solin 615 East Michigan Street Milwaukee, WI 53202 Age: 36	Assistant Treasurer	January 2025 to present	Since 2023, Assistant Vice President, U.S. Bank Global Fund Services (fund administrative services firm); from 2021 to 2023, Officer, U.S. Bank Global Fund Services.	N/A	N/A
Jillian L. Bosmann One Logan Square Ste. 2000 Philadelphia, PA 19103 Age: 46	Assistant Secretary	June 2021 to present	Since 2017, Partner, Faegre Drinker Biddle & Reath LLP (law firm).	N/A	N/A

*	Each Trustee oversees 126 portfolios of the fund complex, consisting of the series in the Trust (28 portfolios) and in The RBB Fund, Inc. (98 portfolios).

(1)	Subject to the Trust’s Retirement Policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75 or until his or her successor is elected and qualified or his or her death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Trustee. The Board has approved waivers of the policy with respect to Messrs. Giordano, Reichman, and Sablowsky. Each officer holds office at the pleasure of the Board until the next special meeting of the Trust or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.

(2)	Messrs. Sablowsky and Shea are considered “interested persons” of the Trust as that term is defined in the 1940 Act and are referred to as “Interested Trustees.” Mr. Sablowsky is considered an “Interested Trustee” of the Trust by virtue of his position as a senior officer of Oppenheimer & Co., Inc., a registered broker-dealer. Mr. Shea is considered an “Interested Trustee” of the Trust by virtue of his position on the board of Barclays Bank plc, a multinational bank.

(3)	A Disinterested Advisory Board Member is an Advisory Board Member that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

Trustee Experience, Qualifications, Attributes and/or Skills

The information above includes each Trustee’s principal occupations during the last five years.  Each Trustee possesses extensive additional experience, skills and attributes relevant to his or her qualifications to serve as a Trustee.  The cumulative background of each Trustee led to the conclusion that each Trustee should serve as a Trustee of the Trust. Mr. Chandler has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the investment technology consulting/services and investment banking/brokerage industries, and also serves on various boards. Ms. Dolly has over three decades of experience in the financial services industry, and she has demonstrated her leadership and management abilities by serving in numerous senior executive-level positions. Mr. Giordano has years of experience as a consultant to financial services organizations and also serves on the boards of other registered investment companies. Mr. Reichman brings decades of investment management experience to the Board, in addition to senior executive-level management experience. Mr. Sablowsky has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the financial services industry. Mr. Shea has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the brokerage, clearing, banking and investment services industry, including service on the boards of public companies, industry regulatory organizations and a university. Ms. Tirinnanzi has over 20 years of strategic, regulatory and operational management experience in the financial and mortgage industries, including service on the boards of a public company and real estate investment trust, and brings to the Board her expertise regarding derivatives markets and related businesses.

Standing Committees

Audit Committee. The Board has an Audit Committee comprised of three Independent Trustees. The current members of the Audit Committee are Ms. Tirinnanzi and Messrs. Chandler and Giordano. The Audit Committee, among other things, reviews results of the annual audit and approves the firm(s) to serve as independent auditors. The Audit Committee convened five times during the fiscal year ended August 31, 2025.

Contract Committee. The Board has a Contract Committee comprised of an Interested Trustee and two Independent Trustees. The current members of the Contract Committee are Mses. Dolly and Tirinnanzi and Mr. Sablowsky. The Contract Committee reviews and makes recommendations to the Board regarding the approval and continuation of agreements and plans of the Trust. The Contract Committee convened four times during the fiscal year ended August 31, 2025.

Executive Committee. The Board has an Executive Committee comprised of an Interested Trustee and three Independent Trustees. The current members of the Executive Committee are Messrs. Chandler, Giordano, Reichman and Sablowsky. The Executive Committee may generally carry on and manage the business of the Trust when the Board is not in session. The Executive Committee convened one time during the fiscal year ended August 31, 2025.

Nominating and Governance Committee. The Board has a Nominating and Governance Committee comprised of three Independent Trustees. The current members of the Nominating and Governance Committee are Messrs. Chandler, Giordano and Reichman. The Nominating and Governance Committee recommends to the Board all persons to be nominated as Trustees of the Trust. The Nominating and Governance Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee care of the Trust’s Secretary. The Nominating and Governance Committee convened four times during the fiscal year ended August 31, 2025.

Product Development Committee. The Board has a Product Development Committee comprised of the Interested Trustees and two Independent Trustees. The current members of the Product Development Committee are Messrs. Chandler, Reichman, Sablowsky, and Shea. The Product Development Committee oversees the process regarding the addition of new investment advisers and investment products to the Trust. The Product Development Committee convened five times during the fiscal year ended August 31, 2025.

Regulatory Oversight Committee. The Board has a Regulatory Oversight Committee comprised of the Interested Trustees and two Independent Trustees. The current members of the Regulatory Oversight Committee are Ms. Dolly and Messrs. Reichman, Sablowsky, and Shea. The Regulatory Oversight Committee monitors regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of the Trust. The Regulatory Oversight Committee convened four times during the fiscal year ended August 31, 2025.

Valuation Committee. The Board has a Valuation Committee comprised of the Interested Trustees and two officers of the Trust. The members of the Valuation Committee are Messrs. Faia, Sablowsky, Shea and Shaw. The Valuation Committee is responsible for reviewing fair value determinations. The Valuation Committee convened four times during the fiscal year ended August 31, 2025.

Risk Oversight

The Board performs its risk oversight function for the Trust through a combination of (1) direct oversight by the Board as a whole and Board committees and (2) indirect oversight through the Trust’s investment advisers and other service providers, Trust officers and the Trust’s Chief Compliance Officer (“CCO”).  The Trust is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk.  Day-to-day risk management with respect to the Trust is the responsibility of the Trust’s investment advisers or other service providers (depending on the nature of the risk) that carry out the Trust’s investment management and business affairs.  Each of the investment advisers and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides risk oversight by receiving and reviewing on a regular basis reports from the Trust’s investment advisers or other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Trust’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Trust’s CCO to discuss compliance reports, findings and issues.  The Board also relies on the Trust’s investment advisers and other service providers, with respect to the day-to-day activities of the Trust, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Trust’s business and reputation.

Board oversight of risk management is also provided by various Board Committees.  For example, the Audit Committee meets with the Trust’s independent registered public accounting firms to ensure that the Trust’s respective audit scopes include risk-based considerations as to the Trust’s financial position and operations.

The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.  The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.

Trustee and Advisory Board Member Ownership of Shares of the Trust

The following table sets forth the dollar range of equity securities beneficially owned by each Trustee and Advisory Board Member in the Funds and in all of the portfolios of the Trust and The RBB Fund, Inc. (together, the “Fund Complex”) (which for each Trustee comprise all registered investment companies within the Trust’s family of investment companies overseen by him or her), as of December 31, 2024, including amounts through the deferred compensation plan:

Name of Trustee	Dollar Range of Equity Securities in the Funds(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee within the Family of Investment Companies
Independent Trustees
Gregory P. Chandler	None	Over $100,000
Lisa A. Dolly	None	None
Nicholas A. Giordano	None	$50,001-$100,000
Arnold M. Reichman	None	Over $100,000
Martha A. Tirinnanzi	None	Over $100,000
Interested Trustees
Robert Sablowsky	None	Over $100,000
Brian T. Shea	None	$10,001-$50,000
Disinterested Advisory Board Member
Eugene Podsiadlo(2)	None	$10,001-$50,000

(1)	The Funds had not commenced operations prior to the date of this SAI.
(2)	Mr. Podsiadlo is not a Trustee. He was appointed as an Advisory Board Member effective October 1, 2025.

Trustees’, Advisory Board Members’ and Officers’ Compensation

Effective January 1, 2026, the Fund Complex, based on an allocation formula, pay each Trustee and Advisory Board Member a retainer at the rate of $265,000 annually, $15,000 for each regular meeting of the Board attended in-person; $6,000 for each Regulatory Oversight Committee meeting attended in-person; $5,000 for each other committee (excluding the Regulatory Oversight Committee) meeting attended in-person; $9,000 and $6,500, respectively, for each special in-person or telephonic Board meeting that lasts longer than 30 minutes; $4,000 for each special committee meeting that lasts longer than 30 minutes; $3,000 for each special Board or committee meeting that lasts less than 30 minutes. The Chair of the Audit Committee and Chair of the Regulatory Oversight Committee each receives an additional fee of $50,000 for their services. The Chair of the Contract Committee and the Chair of the Nominating and Governance Committee each receives an additional fee of $40,000 per year for their services. The Vice Chair of the Regulatory Oversight Committee receives an additional fee of $25,000 for his services. The Chair of the Board receives an additional fee of $125,000 per year for his services in this capacity and the Vice Chair of the Board receives an additional fee of $50,000 per year for his services in this capacity.

From January 1, 2025 through December 31, 2025, the Fund Complex, based on an allocation formula, paid each Trustee and Advisory Board Member a retainer at the rate of $225,000 annually, $15,000 for each regular meeting of the Board attended in-person; $6,000 for each Regulatory Oversight Committee meeting attended in-person; $5,000 for each other committee (excluding the Regulatory Oversight Committee) meeting attended in-person; $9,000 and $6,500, respectively, for each special in-person or telephonic Board meeting that lasts longer than 30 minutes; $4,000 for each special committee meeting that lasts longer than 30 minutes; $3,000 for each special Board or committee meeting that lasts less than 30 minutes. The Chair of the Audit Committee and Chair of the Regulatory Oversight Committee each received an additional fee of $50,000 for their services. The Chair of the Contract Committee and the Chair of the Nominating and Governance Committee each received an additional fee of $40,000 per year for their services. The Vice Chair of the Regulatory Oversight Committee received an additional fee of $25,000 for his services. The Chair of the Board received an additional fee of $125,000 per year for his services in this capacity and the Vice Chair of the Board receives an additional fee of $50,000 per year for his services in this capacity.

From January 1, 2024 through December 31, 2024, the Fund Complex, based on an allocation formula, paid each Trustee a retainer at the rate of $175,000 annually, $13,500 for each regular meeting of the Board attended in-person; $5,000 for each Regulatory Oversight Committee meeting attended in-person; $4,000 for each other committee (excluding the Regulatory Oversight Committee) meeting attended in-person; $7,500 and $5,000, respectively, for each special in-person or telephonic Board meeting that lasts longer than 30 minutes; $3,000 for each special committee meeting that lasts longer than 30 minutes; $2,000 for each special Board or committee meeting that lasts less than 30 minutes. The Chair of the Audit Committee and Chair of the Regulatory Oversight Committee each received an additional fee of $35,000 for their services. The Chair of the Contract Committee and the Chair of the Nominating and Governance Committee each received an additional fee of $25,000 per year for their services. The Vice Chair of the Regulatory Oversight Committee received an additional fee of $15,000 for his services. The Chair of the Board received an additional fee of $100,000 per year for his services in this capacity and the Vice Chair of the Board received an additional fee of $40,000 per year for his services in this capacity.

Trustees are reimbursed for any reasonable out-of-pocket expenses incurred in attending meetings of the Board or any committee thereof. An employee of Vigilant Compliance, LLC serves as CCO of the Trust. Vigilant Compliance, LLC is compensated for the services provided to the Trust, and such compensation is determined by the Board. For the fiscal year ended August 31, 2025, Vigilant Compliance, LLC received $1,060,000 in the aggregate from all series of the Fund Complex for its services. For the fiscal year ended August 31, 2025, Vigilant Compliance, LLC did not receive any fees from the Funds because the Funds had not commenced operations prior to the date of this SAI. Employees of the Trust serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Director of Marketing & Business Development, and Assistant Treasurer and Assistant Secretary, and are compensated for services provided. For the fiscal year ended August 31, 2025, each of the following members of the Board and the President, Chief Financial Officer, Chief Operating Officer, Secretary, Director of Marketing & Business Development, and Assistant Treasurer and Assistant Secretary received compensation from the Fund Complex in the following amounts:

Name of Trustee/Officer	Aggregate Compensation from the Funds(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees or Officers
Independent Trustees:
Gregory P. Chandler, Trustee	$0	N/A	N/A	$406,250
Lisa A. Dolly, Trustee	$0	N/A	N/A	$363,750
Nicholas A. Giordano, Trustee	$0	N/A	N/A	$369,250
Arnold M. Reichman, Trustee and Chair	$0	N/A	N/A	$476,750
Robert A. Straniere, Trustee(2)	$0	N/A	N/A	$101,250
Martha A. Tirinnanzi, Trustee	$0	N/A	N/A	$336,000
Interested Trustees:
Robert Sablowsky, Trustee and Vice Chair	$0	N/A	N/A	$466,750
Brian T. Shea, Trustee	$0	N/A	N/A	$380,500
Disinterested Advisory Board Members:
Eugene Podsiadlo(3)	$0	N/A	N/A	$0
Officers:
Steven Plump, President	$0	N/A	N/A	$424,750
James G. Shaw, Chief Financial Officer, Chief Operating Officer and Secretary	$0	N/A	N/A	$546,000
Craig Urciuoli, Director of Marketing & Business Development	$0	N/A	N/A	$434,750
Thomas Reynolds, Assistant Treasurer and Assistant Secretary	$0	N/A	N/A	$200,000

(1) The Funds had not commenced operations prior to the date of this SAI.

(2) Mr. Straniere retired from his role as a Trustee effective January 2025.

(3) Mr. Podsiadlo began serving as an Advisory Board Member effective October 1, 2025.

Each compensated Trustee is entitled to participate in the Trust’s deferred compensation plan (the “DC Plan”). Under the DC Plan, a compensated Trustee may elect to defer all or a portion of his or her compensation and have the deferred compensation treated as if it had been invested by the Trust in shares of one or more of the portfolios of the Trust. The amount paid to the Trustees under the DC Plan will be determined based upon the performance of such investments.

As of December 31, 2024, the Independent Trustees and their respective immediate family members (spouse or dependent children) did not own beneficially or of record any securities of the Trust’s investment advisers or distributor, or of any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or distributor.

Trustee Emeritus Program

The Board has created a position of Trustee Emeritus, whereby an incumbent Trustee who has attained at least the age of 75 and completed a minimum of fifteen years of service as a Trustee or as a director of The RBB Fund, Inc., may, in the sole discretion of the Nominating and Governance Committee of the Trust (the “NGC”), be recommended to the full Board to serve as Trustee Emeritus.

A Trustee Emeritus that has been approved as such receives an annual fee in an amount equal to up to 50% of the annual base compensation paid to a Trustee. Effective January 1, 2026, a Trustee Emeritus can receive an annual fee in an amount up to 50% of the annual base compensation paid to a Trustee in effect at the time such Trustee Emeritus was first appointed Trustee Emeritus. Compensation will be determined annually by the NGC and the Board with respect to each Trustee Emeritus. In addition, a Trustee Emeritus will be reimbursed for certain expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board/Committee meetings. A Trustee Emeritus will continue to receive relevant materials concerning the Fund and will be available to consult with the Trustees at reasonable times as requested. However, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Fund.

A Trustee Emeritus will be permitted to serve in such capacity from year to year at the pleasure of the NGC and the Board for up to three years. Effective February 2024, Julian Brodsky serves as a Trustee Emeritus of the Trust. Effective January 2025, Robert Straniere serves as a Trustee Emeritus of the Trust.

For the fiscal year ended August 31, 2025, Messrs. Brodsky and Straniere received compensation for their roles as a Trustee Emeritus in the following amounts:

	Aggregate Compensation from the Funds*	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex
Julian Brodsky	$0	N/A	N/A	$106,250
Robert Straniere	$0	N/A	N/A	$84,375

* The Funds had not commenced operations prior to the date of this SAI.

CODE OF ETHICS

The Trust, the Adviser, and the Sub-Adviser have each adopted a code of ethics (“Code of Ethics”) pursuant to Rule 17j-1 under the 1940 Act, which governs personal securities trading by their respective personnel. Each Code of Ethics permits such individuals to purchase and sell securities, including securities that are purchased, sold, or held by the Fund, but only subject to certain conditions designed to ensure that purchases and sales by such individuals do not adversely affect the Fund’s investment activities.

PRINCIPAL HOLDERS

Any person owning, directly or indirectly, more than 25% of the outstanding shares of a Fund is presumed to control the Fund. Principal holders are persons who own 5% or more of the outstanding shares of a Fund. No principal shareholder information is provided for the Funds because the Funds had not commenced operations prior to the date of this SAI.

Because the Funds had not commenced operations prior to the date of this SAI, the Trustees and officers of the Trust as a group owned none of the outstanding shares of each of the Funds.

INVESTMENT ADVISORY AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT

Investment Advisory Agreement

Opal Capital LLC serves as the investment adviser to the Funds. The Adviser is located at located at 5200 Town Center Circle, Suite 305, Boca Raton, Florida 33486. The Adviser is controlled by Graff Capital Management, LLC and Austin Graff. The Adviser is registered with the SEC as an investment adviser.

The Adviser provides investment advisory services to each Fund pursuant to the terms of an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Adviser. After an initial two year-term, the Advisory Agreement may be continued in effect from year to year with the approval of (1) the Board or (2) vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance must also be approved by a majority of the Independent Trustees by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

Subject to the supervision of the Board, the Adviser will provide for the overall management of the Funds including (i) the provision of a continuous investment program for the Funds, including investment research and management with respect to all securities, investments, cash and cash equivalents, (ii) the determination from time to time of the securities and other investments to be purchased, retained, or sold by the Funds, and (iii) the placement from time to time of orders for all purchases and sales of securities and other investments made for the Funds. The Adviser will provide the services rendered by it in accordance with each Fund’s investment objective, restrictions and policies as stated in the Prospectus and in this SAI. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by the Funds in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

Pursuant to the terms of the Advisory Agreement, in consideration of the services provided by the Adviser, each Fund pays the Adviser a unitary management fee that is computed and paid monthly at an annual rate of 0.59% of the average daily net assets during the month of each Fund. From the unitary management fee, the Adviser pays most of the expenses of each Fund, including the cost of sub-advisory fees to any investment sub-adviser, the cost of transfer agency, custody, fund administration, legal, audit and other services. However, under the Advisory Agreement, the Adviser is not responsible for distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, interest expenses, brokerage commissions and other trading expenses, taxes and governmental fees and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

No advisory fee information is provided since the Funds had not commenced operations prior to the date of this SAI.

Investment Sub-Advisory Agreement

The Trust and the Adviser submitted an application with the SEC for an exemptive order with respect to each Fund that would permit the Adviser to engage or terminate a sub-adviser, and to enter into and materially amend an existing sub-advisory agreement, upon the approval of the Board, without obtaining shareholder approval. This requested exemptive relief has been approved by the Board and each Fund’s initial shareholder. Consequently, if approved by the SEC, under the exemptive order, the Adviser would have the right to hire, terminate and replace sub-advisers when the Board and the Adviser feel that a change would benefit a Fund. The exemptive order will enable each Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. There is no guarantee that the SEC will grant the requested exemptive order.

The Adviser has retained Vident Asset Management (the “Sub-Adviser”), a Delaware limited liability company located at 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009, to serve as sub-adviser for each Fund. The Sub-Adviser was formed in 2016 and commenced operations and registered with the SEC as an investment adviser in January 2019. The Sub-Adviser is majority owned by Vident Capital Holdings, LLC, which is a wholly-owned subsidiary of MM VAM, LLC, which is entirely controlled by Casey Crawford.

The Sub-Adviser provides trading and execution services to the Funds pursuant to the terms of a Sub-Advisory Agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser. After the initial two year-term, the Sub-Advisory Agreement may be continued in effect from year to year with the (1) approval of the Board, or (2) vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of each Fund, provided that in either event the continuance must also be approved by a majority of the Independent Trustees by vote cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

For its services, the Sub-Adviser receives a fee from the Adviser.

The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

PORTFOLIO MANAGERS

This section includes information about each Fund’s portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

The Adviser

Description of Compensation.  The portfolio managers receive a fixed base salary and may receive a discretionary bonus that is not directly tied to the performance of any particular Fund. Bonuses are based on the overall success and profitability of the Adviser and may take into account qualitative factors such as investment process adherence, collaboration, and risk management. This compensation structure is designed to reduce incentives to favor one client account or Fund over another.

Other Accounts.  In addition to the Funds, each portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 1, 2025.

Portfolio Managers; Other Accounts	Total Accounts		Accounts With Performance-Based Fees
	Number	Assets	Number	Assets
Austin Graff
Registered Investment Companies	2	$322 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	7	$1.3 billion	0	$0

Yang Liu
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	7	$1.3 billion	0	$0

Adam Muller
Registered Investment Companies	2	$322 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	7	$1.3 billion	0	$0

Conflict of Interest. A portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as a Fund. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has adopted policies and procedures reasonably designed to address potential conflicts of interest and promote fair treatment of all accounts, including trade allocation policies for equitable distribution of investment opportunities and aggregated trades over time, pre- and post-trade compliance monitoring to support consistent trading and allocation practices.

Securities Ownership. The portfolio managers did not own any shares of the Funds as no shares of the Funds were outstanding prior to the date of this SAI.

UNDERWRITER

The Trust has entered into a distribution agreement (the “Distribution Agreement”) with Quasar Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), located at 190 Middle Street, Suite 301, Portland, Maine 04101, pursuant to which the Distributor acts as each Fund’s principal underwriter and distributes shares. Shares are continuously offered for sale by the Distributor only in Creation Units. Each Creation Unit is made up of generally at least 10,000 shares. The Distributor will not distribute shares in amounts less than a Creation Unit.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor will deliver prospectuses and, upon request, Statements of Additional Information to persons purchasing Creation Units and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Creation of Creation Units” below) or DTC Participants.

The Distribution Agreement has an initial term of up to two years and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust, on behalf of the Fund, on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment,” as defined in the 1940 Act.

DISTRIBUTION AND SERVICE PLAN

As stated in the Funds’ Prospectus, the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 with respect to shares of the Funds. However, no 12b-1 fee is currently charged to the Funds, and there are no plans in place to impose a Rule 12b-1 fee at this time. Pursuant to the Plan, the Funds may enter into agreements from time to time with financial intermediaries providing for support and/or distribution services to customers of the financial intermediaries who are the beneficial owners of Fund shares. Under the agreements, the Funds may pay financial intermediaries up to 0.25% (on an annualized basis) of the average daily NAV of the shares beneficially owned by their customers. Distribution services may include: (i) services in connection with distribution assistance; or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers and mutual fund “supermarkets,” as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.

Any amendment to increase materially the costs under the Plan with respect to a Fund must be approved by the holders of a majority of the outstanding shares of the Fund. So long as the Plan is in effect, the selection and nomination of the members of the Board who are not “interested persons” (as defined in the 1940 Act) of the Trust will be committed to the discretion of such Non-Interested Trustees.

PURCHASE AND REDEMPTION OF CREATION UNITS

Purchase and Issuance of Creation Units

The Trust issues and sells shares of the Funds only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”); or (ii) pursuant to the Dividend Reinvestment Service (defined below). The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the Exchange, generally 4:00 p.m., Eastern Time. The Funds will not issue fractional Creation Units. A Business Day is any day on which the Exchange is open for business.

FUND DEPOSIT.  The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, plus the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. These additional costs associated with the acquisition of Deposit Securities (“Non-Standard Charges”) may be recoverable from the purchaser of creation units.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of the Fund’s shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component will be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which will be the sole responsibility of the Authorized Participant (as defined below).

Each Fund, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for a Fund changes from time to time as rebalancing adjustments and corporate action events are reflected by the Sub-Adviser. The composition of the Deposit Securities will change in response to adjustments to the weighting or composition of the securities constituting the Fund’s portfolio.

The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which will be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”).

CASH PURCHASE METHOD.  The Trust may at its discretion permit full or partial cash purchases of Creation Units of the Funds. When full or partial cash purchases of Creation Units are available or specified for the Funds, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a full or partial cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser together with a Creation Transaction Fee and Non-Standard Charges, as may be applicable.

PROCEDURES FOR PURCHASE OF CREATION UNITS.  To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant. In addition, each Participating Party or DTC Participant (each, an “Authorized Participant” or “AP”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Transfer Agent” or “Fund Services”) and the Trust, with respect to purchases and redemptions of Creation Units. Each AP will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.

All orders to purchase shares directly from a Fund must be placed for one or more Creation Units in the manner set forth in the Participant Agreement (the “Cut-Off Time”). The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An AP may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an AP that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such APs may have international capabilities.

On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed on any day, a Fund will not accept orders on such day. Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the AP Handbook. With respect to a Fund, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an AP should allow sufficient time to permit proper submission of the purchase order to the Distributor by the Cut-Off Time on the Business Day on which the order is placed. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

Fund Deposits must be delivered by an AP through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian will cause the subcustodian of such Fund to maintain an account into which the AP will deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the AP in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than the settlement date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination will be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the settlement date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received in a timely manner by the settlement date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund.

The order will be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the Cut-Off Time and the federal funds in the appropriate amount are deposited by 2:00 p.m., Eastern time, with the Custodian on the settlement date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m., Eastern time on the settlement date, then the order may be deemed to be rejected and the AP will be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, AP Handbook and this SAI are properly followed.

ISSUANCE OF A CREATION UNIT.  Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser will be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor. However, each Fund reserves the right to settle Creation Unit transactions on a basis other than the third Business Day following the day on which the purchase order is deemed received by the Distributor in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.  The AP will be liable to a Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which will be maintained in a separate non-interest bearing collateral account. An additional amount of cash will be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. APs will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust.  In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases, unless otherwise advised by the Funds, and Non-Standard Charges may also apply. The delivery of Creation Units so created generally will occur no later than the settlement date.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Distributor in respect of a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful.

CREATION TRANSACTION FEE.  A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a Creation Transaction Fee regardless of the number of Creation Units created in the transaction. A Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a Fund may impose a Non-Standard Charge of up to 2% of the value of the creation transactions for cash creations, non- standard orders, or partial cash purchases for the Fund. A Fund may adjust the Non-Standard Charge from time to time based upon actual experience. Investors who use the services of an AP, broker or other such intermediary may be charged a fee for such services, which may include an amount for the Creation Transaction Fee and Non-Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover. The standard Creation Transaction Fee for each Fund is $300.

RISKS OF PURCHASING CREATION UNITS.  There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because each Fund’s shares may be issued on an ongoing basis, a “distribution” of shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary-market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause a shareholder to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with each Fund’s shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3)(C) of the Securities Act.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the list of the names and share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less any fixed redemption transaction fee as set forth below and any Non-Standard Charges. If the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an AP by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an AP may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

CASH REDEMPTION METHOD. Although the Trust does not ordinarily permit full or partial cash redemptions of Creation Units of the Funds, when full or partial cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the AP will receive the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer. A Fund may incur costs such as brokerage costs or taxable gains or losses that the Fund might not have incurred if the redemption had been made in-kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

REDEMPTION TRANSACTION FEES.  A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and APs will be required to pay a Redemption Transaction Fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. A Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a Fund may impose a Non-Standard Charge of up to 2% of the value of a redemption transaction for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. Investors who use the services of an AP, broker or other such intermediary may be charged a fee for such services which may include an amount for the Redemption Transaction Fees and Non-Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Fund Securities to the account of the Trust. The Non-Standard Charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund Securities and the Cash Redemption Amount and other transactions costs. The standard Redemption Transaction Fee for each Fund is $300.

PROCEDURES FOR REDEMPTION OF CREATION UNITS.  Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an AP has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book- entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the AP on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request will be rejected.

The AP must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an AP which has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such AP. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an AP and transfer of the shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not APs.

In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or AP acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three business days of the trade date.

ADDITIONAL REDEMPTION PROCEDURES.  In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, the AP must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date. However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. If neither the redeeming Shareholder nor the AP acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

If it is not possible to make other such arrangements, or it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that each Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Funds may also, in their sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The AP may request the redeeming investor of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an AP that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An AP may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

Because the portfolio securities of the Funds may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of a Fund, or to purchase or sell shares of such Fund on the Exchange, on days when the NAV of such Fund could be significantly affecting by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to each Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the NAV of the shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

PORTFOLIO HOLDINGS INFORMATION

Each Fund discloses its full portfolio holdings, as of the close of business the prior day, each day before the opening of trading on the Exchange on the Funds’ website at pathfinderetf.com.

DETERMINATION OF NET ASSET VALUE

In accordance with procedures adopted by the Board, the NAV per share of each Fund is calculated by determining the value of the net assets attributed to the Fund and dividing by the number of outstanding shares of the Fund. All securities are valued on each Business Day as of the close of regular trading on the NYSE (normally, but not always, 4:00 p.m. Eastern Time) or such other time as the NYSE or National Association of Securities Dealers Automated Quotations System (“NASDAQ”) market may officially close. The term “Business Day” means any day the NYSE is open for trading, which is Monday through Friday except for holidays. The NYSE is generally closed on the following holidays: New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday (observed), Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. Eastern Time. The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were initially processed at a NAV other than the Fund’s official closing NAV (as the same may be subsequently adjusted), and to recover amounts from (or distribute amounts to) shareholders based on the official closing NAV. The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC. In addition, the Fund may compute its NAV as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. Prices are generally determined using readily available market prices. Subject to the approval of the Board, the Funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments in determining the approximate market value of portfolio investments. This may result in the investments being valued at a price that differs from the price that would have been determined had the matrix or formula method not been used. All cash, receivables, and current payables are carried on a Fund’s books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Valuation Designee under the direction of the Board.

The procedures used by any pricing service and its valuation results are reviewed by the officers of the Trust under the general supervision of the Board.

A Fund may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information supplements and should be read in conjunction with the section in the Funds’ Prospectus titled “DIVIDENDS, DISTRIBUTIONS, AND TAXES.” In addition, the following is only a summary of certain U.S. federal income tax considerations that generally affect the Funds and their shareholders. No attempt is made to present a comprehensive explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

It is the policy of the Trust each fiscal year to distribute substantially all of each Fund’s net investment income (i.e., generally, the income that it earns from dividends and interest on its investments, and any short-term capital gains, net of Fund expenses) and net capital gains (i.e., the excess of the Fund’s net long-term capital gains over its net short-term capital losses), if any, to its shareholders.

Dividend Reinvestment Service

The Funds will not make the DTC book-entry dividend reinvestment service available for use by beneficial owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares issued by a Fund at NAV. Distributions reinvested in additional shares of each Fund will nevertheless be taxable to beneficial owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

Taxes – General

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Code and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of the Prospectus and this SAI, respectively. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive. Each Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As such, each Fund generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, each Fund must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Fund’s total assets may be invested in the securities (other than U.S. government securities and securities of other regulated investment companies), of (1) any one issuer, (2) two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax (which may include interest or penalties) and for excise tax (as discussed below) in respect of the shortfall or, if the shortfall is large enough and the Fund does not satisfy the 90% distribution requirement described above, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions (including distributions of capital gains) to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

The Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, the Fund may designate the retained amount as undistributed capital gains in a written notice to its shareholders, who will be treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will (i) be required to report its pro rata share of such gain on its tax return as long-term capital gain, (ii) receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain and (iii) increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Each of the Fund’s hedging and derivatives transactions are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower-taxed long-term capital gain into higher- taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the intended characterization of certain complex financial transactions and (vii) produce income that will not be treated as qualifying income for purposes of the 90% gross income test described above. These rules could therefore affect the character, amount and timing of distributions to shareholders and the Fund’s status as a regulated investment company. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

The Fund’s investment in non-U.S. securities may be subject to non-U.S. withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders will generally not be entitled to claim a credit or deduction with respect to any non-U.S. taxes paid by the Fund.

Loss Carryforwards

For federal income tax purposes, each Fund is generally permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during subsequent years.

State and Local Taxes

Although each Fund intends to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser has engaged the Sub-Adviser to perform certain responsibilities with respect to each Fund’s portfolio transactions and brokerage. On a daily basis, the Adviser provides to the Sub-Adviser a model with respect to each Fund. Using such models, the Sub-Adviser may implement changes to a Fund’s portfolio in connection with any rebalancing or reconstitution of a Fund, may trade portfolio securities on behalf of a Fund, and may select broker-dealers to execute purchase and sale transactions for a Fund.

Subject to policies established by the Board, oversight by the Adviser, and applicable rules, the Sub-Adviser is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Funds. In executing portfolio transactions, the Sub-Adviser seeks to obtain the most favorable execution for the Funds, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the Sub-Adviser generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.

The Sub-Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of a Fund, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is entitled to a fee by the Adviser.

Brokerage Transactions

Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Sub-Adviser may place a combined order for two or more accounts it manages, including the Funds, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account and each Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Sub-Adviser, subject to the oversight of the Adviser and the Board, that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Sub-Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

No brokerage commission information is provided since the Funds had not commenced operations prior to the date of this SAI.

Each Fund is required to identify any securities of the Trust’s regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of the most recent fiscal year. Information about the Funds’ ownership of its regular broker-dealers is not provided as the Funds had not commenced operations prior to the date of this SAI.

Brokerage Selection

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Sub-Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Sub-Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

The Sub-Adviser does not currently use Fund assets for, or participate in, third-party soft dollar arrangements or receive proprietary research from full service brokers. The Sub-Adviser also does not “pay up” for the value of any such proprietary research. If, in the future, the Sub-Adviser were to obtain brokerage and research services from broker-dealers, it would do so in arrangements that are consistent with Section 28(e) of the Exchange Act.

PROXY VOTING PROCEDURES

The Board has delegated the responsibility of voting proxies with respect to the portfolio securities purchased and/or held by the Funds to the Adviser, subject to the Board’s continuing oversight. In exercising its voting obligations, the Adviser is guided by its general fiduciary duty to act prudently and in the interest of the Funds. The Adviser will consider factors affecting the value of a Fund’s investments and the rights of shareholders in its determination on voting portfolio securities.

The Adviser will vote proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI.

More Information

Each year, the Funds will make available the actual voting records relating to portfolio securities held by each Fund during the 12-month period ending June 30 without charge, upon request by calling 1-800-617-0004, or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Adviser’s proxy-voting policies and procedures is available by calling 1-800-617-0004 and will be sent within three business days of receipt of a request.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates, as incentives to help market and promote the Funds and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Funds, the Adviser, or shareholders of the Funds through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing a Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about a Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in a Fund by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

GENERAL INFORMATION

Anti-Money Laundering Program

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Funds’ Program provides for the development of internal practices, procedures, and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that certain of its service providers have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, and conducting a complete and thorough review of all new account applications. The Funds will not transact business with any person or legal entity and beneficial owner, if applicable, whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the independent registered public accounting firm for the Funds. Its services include auditing the Funds’ financial statements. Cohen & Co. Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.

Transfer Agent

Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ transfer agent and dividend disbursing agent.

Custodian

U.S. Bank, N.A, 1555 North Rivercenter Drive, Suite 302, Milwaukee, WI 53212, serves as custodian (the “Custodian”) of the Funds’ assets and is responsible for maintaining custody of the Funds’ cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the Custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits. The Custodian and Fund Services are affiliates.

Administrator

Fund Services, 615 East Michigan Street, Milwaukee, WI 53202, serves as the administrator (the “Administrator”) and provides various administrative and accounting services necessary for the operations of the Funds. Services provided by the Administrator include facilitating general Fund management; monitoring Fund compliance with federal and state regulations; supervising the maintenance of the Funds’ general ledger, the preparation of the Funds’ financial statements, the determination of NAV, and the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports. Fund Services and the Custodian are affiliates.

No administration fee information is provided since the Funds had not commenced operations prior to the date of this SAI.

Counsel

Faegre Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Trust.

Registration Statement

This SAI and the Prospectus do not contain all of the information set forth in the Registration Statement the Trust has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by SEC rules and regulations. A text-only version of the Registration Statement is available on the SEC’s website, www.sec.gov.

FINANCIAL STATEMENTS

As the Funds had not commenced operations prior to the date of this SAI, there are no financial statements available at this time. Shareholders of the Funds will be informed of each Fund’s progress through periodic reports when those reports become available. Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

“NR” – This indicates that a rating has not been assigned or is no longer assigned.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 reflect a superior ability to repay short-term obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 reflect a strong ability to repay short-term obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 reflect an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” – Is assigned to an unrated issuer, obligation and/or program.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.1 Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

1 A long-term rating can also be used to rate an issue with short maturity.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

“NR” – Is assigned to an issue of a rated issuer that are not and have not been rated.

The Morningstar® DBRS Ratings Limited (“Morningstar DBRS”) short-term obligation ratings provide Morningstar DBRS’s opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. The obligations rated in this category typically have a term of shorter than one year. The R-1 and R-2 rating categories are further denoted by the subcategories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by Morningstar DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events, and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – A downgrade to “D” may occur when the issuer has filed under any applicable bankruptcy, insolvency or winding-up statute, or there is a failure to satisfy an obligation after the exhaustion of grace periods. Morningstar DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Issue Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring

Plus (+) or minus (-) – Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

“NR” – This indicates that a rating has not been assigned, or is no longer assigned.

Local Currency and Foreign Currency Ratings - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of eleven months or more. Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

“NR” – Is assigned to unrated obligations, obligation and/or program.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicates an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

“NR” – Is assigned to an unrated issue of a rated issuer.

The Morningstar DBRS long-term obligation ratings provide Morningstar DBRS’s opinion on the risk that investors may not be repaid in accordance with the terms under which the long-term obligation was issued. The obligations rated in this category typically have a term of one year or longer. All rating categories from AA to CCC contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by Morningstar DBRS for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A downgrade to “D” may occur when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods. Morningstar DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

●	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

●	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D” – This rating is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.

Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.

MIG Scale

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation, obligation and/or program.

In the case of variable rate demand obligations (“VRDOs”), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the VMIG scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

Moody’s typically assigns the VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections.

“NR” – Is assigned to an unrated obligation, obligation and/or program.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Fitch’s credit ratings are forward-looking opinions on the relative ability of an entity or obligation to meet financial commitments. Issuer Default Ratings (IDRs) are assigned to corporations, sovereign entities, financial institutions such as banks, leasing companies and insurers, and public finance entities (local and regional governments). Issue-level ratings are also assigned and often include an expectation of recovery, which may be notched above or below the issuer-level rating. Issue ratings are assigned to secured and unsecured debt securities, loans, preferred stock and other instruments. Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation).

Morningstar DBRS offers independent, transparent, and innovative credit analysis to the market. Credit ratings are forward-looking opinions about credit risk that reflect the creditworthiness of an issuer, rated entity, security and/or obligation based on Morningstar DBRS’s quantitative and qualitative analysis in accordance with applicable methodologies and criteria. They are meant to provide opinions on relative measures of risk and are not based on expectations of, or meant to predict, any specific default probability. Credit ratings are not statements of fact. Morningstar DBRS issues credit ratings using one or more categories, such as public, private, provisional, final(ized), solicited, or unsolicited. From time to time, credit ratings may also be subject to trends, placed under review, or discontinued. Morningstar DBRS credit ratings are determined by credit rating committees.

APPENDIX B

Opal Capital LLC

20.1 Proxy Voting with Respect to Individual Client Accounts

20.1.1 Policy

The firm has voting power with respect to securities in client accounts. When the firm has proxy voting power with respect to securities in a client’s account, it owes certain fiduciary duties with respect to the voting of proxies. These fiduciary duties include (i) the duty of care, which requires the firm to monitor corporate events and to vote the proxies; and (ii) the duty of loyalty, which requires the firm to vote proxies in a manner consistent with the best interests of the client, and to put the client’s interests before the firm’s own interests. In keeping with its fiduciary duties, the firm has adopted and implemented this Proxy Voting Policy, which sets forth policies and procedures designed to ensure that the firm votes each client’s securities in the best interests of the client. A copy Voting Policy will be provided upon receipt of a written request.

20.1.2 Proxy Voting Decisions

The firm will be authorized to take action and render any advice with respect to the voting of proxies for securities held in the client’s account. The firm will vote with management’s recommendation unless the firm determines it is not in the best interest of clients. Clients may contact the firm for information about how it voted with respect to any of the securities held in the client’s account.

As a general rule, the firm will vote all proxies relating to a particular proposal the same way for all client accounts holding the security in accordance with the firm’s Proxy Policy, unless a client specifically instructs the firm in writing to vote such client’s securities otherwise. When making proxy voting decisions, the firm may seek advice or assistance from third-party consultants, such as proxy voting services or legal counsel.

20.1.3 Legal Proceedings and Class Actions

Except as required by applicable law, the firm will not be obligated to render advice or take any action on behalf of a client with respect to assets presently or formerly held in the client’s account that become the subject of any legal proceedings, including bankruptcies.

20.1.4 Conflicts of Interest

The firm has adopted a Code of Ethics and other compliance policies and procedures to preserve the independence of its investment advice to its clients. Nonetheless, from time to time a proxy proposal may still involve a conflict between the interests of the client and the interests of the firm or an affiliated person of the firm. For example, a conflict would arise if a firm client’s account held securities issued by a company and that company (or its affiliate or pension plan) was also a client of the firm.

Firm personnel responsible for voting client proxies may consult with the CCO, who may consult with legal counsel if necessary to determine whether a material conflict appears to exist with respect to a given proxy proposal. When a material conflict appears to exist and cannot be adequately addressed or resolved by the firm’s other policies and procedures, the following procedures will apply:

●	Before voting proxies for clients affected by the conflict, the firm will:
◦	disclose the nature of the conflict to such clients;
◦	inform such clients how the firm plans to vote the proxies; and
◦	give each such client the opportunity, by a certain date, to waive the conflict or to instruct the firm how to vote the proxies affected by the conflict.
●	If a client instructs the firm how to vote proxies affected by the conflict, the firm will vote such proxies in accordance with such client’s instructions.
●	If a client waives the conflict or does not respond in a timely manner, the firm will vote such proxies as previously disclosed to the client in accordance with this Proxy Voting Policy.
●	The firm may take such other action as may be deemed necessary or appropriate, including, without limitation, excluding certain persons from the proxy vote at issue.

Nothing in these procedures is intended to revoke the firm’s voting power with respect to proxies relating to proposals that do not pose a material conflict.

20.1.5 Disclosures to Clients

Upon a client’s request, the firm will furnish, without charge, to the requesting client (i) a copy of this Proxy Voting Policy, or (ii) information about how the firm voted with respect to such client’s securities. Except as otherwise directed by a client or as required by law, the firm will maintain the confidentiality of how it plans to vote or has voted proxies relating to such client’s securities.

20.1.6 Books and Records Relating to Proxies

In connection with voting proxies and this Proxy Voting Policy, the firm shall maintain (in hardcopy or electronic form) such books and records as may be required by applicable law, rules, or regulations, including:

●	The firm’s policies and procedures relating to voting proxies.
●	A copy of each proxy statement that the firm receives regarding clients’ securities, provided that the firm may rely on:

●	a third party to make and retain, on the firm’s behalf, pursuant to a written undertaking, a copy of proxy statements or by obtaining a copy of proxy statements from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system;

●	A record of each vote cast by the firm on behalf of clients, provided that the firm may rely on a third party to make and retain, on the firm’s behalf, pursuant to a written undertaking, records of votes cast;

◦	Copies of any documents created by the firm that were material to making a decision on how to vote proxies on behalf of a client or that memorialize the basis for that decision; and

◦	A record of each written client request for proxy voting information and a copy of any written response by the firm to any written or oral client request for information on how the firm voted proxies on behalf of the requesting client

Such books and records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the firm.

20.2 Proxy Voting with Respect to the Fund

20.2.1 Overview

Opal Capital manages the affairs of the Fund. As part of its fiduciary obligations to the shareholders of the Fund, the firm exercises its voting rights in the companies in which it invests.

The overriding objective of the firm’s proxy voting activities is to enhance shareholder value on a long-term basis. As a result, our proxy voting guidelines have been developed in a manner which the firm believes is consistent with this goal. However, it is important to note that this document contains guidelines only, and not rigid, inflexible, voting directives. We will evaluate each voting matter on a case-by-case basis and may vote in a manner contrary to the guidelines if we feel that this would ultimately enhance long-term shareholder value. Opal Capital will coordinate with and provide all information necessary for U.S. Bank’s Fund Administration Group to fulfill its Form N-PX filing obligations.

20.2.2 Guidelines Pertaining to Routine Matters

Opal Capital will generally cause the Fund to vote in favor of management proposals on routine matters such as the election of directors, appointment of auditors, indemnification of directors, and receipt and approval of financial statements, provided it is in line with the other guidelines set forth in the Proxy Voting Guidelines.

20.2.3 Guidelines Pertaining to Non-Routine Matters

With respect to non-routine matters, such as take-over defense measures and changes in capital structure, Opal Capital will examine proxies and recommendations for special proposals to assess the impact on the value of the securities, generally voting in favor of proposals that would enhance the investment value of the relevant security in the long term and against proposals that increase the risk level and reduce the investment value of the relevant security in the long term. Other issues, including those business issues specific to the issuer or those raised by shareholders of the issuer, are addressed on a case-by-case basis with a focus on the potential impact of the vote on shareholder value.

20.2.4 Guidelines Pertaining to the Board of Directors

Ideally, the Board of Directors will comprise a majority of unrelated experienced directors, where an unrelated director is independent of management and is free from any relationship or interest that conflicts with the director’s ability to act in the best interests of shareholders. A Board of Directors should be large enough to allow for sufficient coverage of responsibilities, but should not be so large that meetings and discussions become cumbersome. All boards shall have an audit committee headed and staffed by outside directors. We are generally opposed to cumulative voting proposals, but acknowledge that it may be a useful tool if a board is unresponsive to shareholders. A staggered board is one in which some directors are elected to terms greater than one year. Our preference is for all directors to stand for election on an annual basis. While attendance is only one factor in evaluating a director’s effectiveness, we view absences without extenuating circumstances negatively. We believe that directors should be provided insurance against liability claims, so long as their actions were taken honestly and in good faith with a view to the best interests of the company. We will generally support the auditor recommended by the audit committee, but will review proposed changes in auditors on a case-by-case basis.

20.2.5 Guidelines Pertaining to Executive and Director Compensation

We consider individuals within a management team as integral to the execution of the company’s strategy. As a result, attracting and retaining qualified individuals through competitive compensation is necessary. Competitive compensation is considered in the context of what other leading companies in the same industries are paying to attract and retain their managers. Compensation should be tied to measurable performance and motivate managers to reach longer-term targets, rather than used as a reward for past performance. Furthermore, compensation should be tied to shareholder value so that the interests of both shareholders and managers are aligned.

We are not opposed to stock options as a form of compensation, but we are critical of compensation packages that have excessive granting of options; that cause substantial dilution of the existing shareholders; that have no, or very short, vesting periods; and/or that have options priced below the current market price. We will not support the re-pricing or extension of previously issued options held by senior management. We prefer to see stock options distributed to key contributors to corporate prosperity, but generally do not support plans that are excessively concentrated in the hands of a single individual. We support companies that encourage their executives to buy and hold a meaningful number of shares in the company so that they have the same financial interest as other shareholders. Compensation measures such as “golden parachutes” and corporate loans to individual managers are often justified by companies as ways of attracting and retaining quality managers; however, these compensation items are often abused, and we are opposed to compensation measures that are excessive and outside of competitive industry practices.

With respect to director compensation, appropriate board members provide valuable experience and strategic support to the company, and competitive compensation is necessary to attract and retain these individuals. Compensation should be aligned with the interests of shareholders and managers. We support companies that encourage their board members to buy and hold a meaningful number of shares in the company so that they have the same financial interest as other shareholders.

20.2.6 Guidelines Pertaining to Takeover Protection

Takeover protection measures are created to guard against takeover bids that do not represent a fair value for the company’s assets. the main purpose for a shareholder rights plan is to ensure equal treatment for all shareholders and to provide the board sufficient time to consider alternatives. We generally will not support plans that are anti-takeover in nature and serve to entrench the power of incumbent management and boards. However, we will generally support takeover protection measures that protect the rights and interests of all shareholders and seek to maximize shareholder value.

20.2.7 Guidelines Pertaining to Shareholder Rights

A multiple-voting class structure refers to unequal voting rights between classes of shares. This potentially allows minority shareholders with multiple voting rights to impose their interests over those of all other shareholders. Therefore, we generally will not support the creation or extension of multiple-voting structures. We will support the replacement of multiple-voting structure with one vote per share, given the cost of such change is modest and is in the best interest of non-controlling shareholders.

While supermajority requirements are appropriate in some circumstances, it can be subject to abuse and act as an anti-takeover mechanism. While a two-thirds supermajority (66.7%) is most common and is considered reasonable, we will review supermajority proposals requiring more than a two-thirds majority on a case-by-case basis.

We acknowledge that the Board may need the flexibility to issue shares to meet changing financial conditions, such as stock splits, restructurings, acquisitions, stock option plans, or takeover defenses. We will review proposals on a case-by-case basis to determine if the amount requested is necessary for sound business reasons.

“Blank cheque” preferred shares usually carry a preference in dividends, rank ahead of common shares upon liquidation, and give the board broad discretion (a “blank cheque”) to establish voting, dividend, conversion, and other rights in respect to these shares. Once those shares have been authorized, shareholders have no further power to determine how or when they will be allocated. Due to the potential for abuse, we generally will not support the authorization of, or an increase in, “blank cheque” preferred shares.

Linked proposals are resolutions that link two issues together. They may be used to pass proposals that would not be approved if they were proposed individually. We generally will not support linked proposals except in the case where each individual issue contained in the proposal is in the best interests of shareholders. Each issue within a linked proposal will be considered as being mutually exclusive of each other.

Shareholders should have the right to bring relevant proposals to the annual general meeting. These proposals should be included on the proxy ballot for consideration by all shareholders. Certain shareholder proposals put unreasonable constraints on management and the Board, which may hinder the company’s ability to create long-term shareholder value. We will review shareholder proposals on a case-by-case basis.

20.2.8 Voting Procedures

The firm is responsible for directing how proxies relating to any securities of the Fund are to be voted. The firm is required to follow the guidelines set forth in this Proxy Voting Guideline. The Board of Directors of the firm oversees the proxy voting process and reviews proxy voting results, policies, and procedures on an annual basis to ensure that securities held by the Fund are voted in accordance with the Policies.

20.2.9 Conflicts of Interest

Opal Capital may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.

Opal Capital will use its best efforts to identify and resolve potential conflicts of interest. When the firm becomes aware of any vote that presents a conflict, the conflict will be reported to the CCO and proxies will be voted in a manner consistent with the best interests of the firm’s clients and shareholders of the Funds (“Trust”), without regard to any other business relationship that may exist. In cases where a conflict of interest arises between the interests of shareholders of the Trust and those of Opal Capital or any affiliate or associate of the Trust, Opal Capital will always vote in accordance with the best interests of the Trust.

Opal Capital may determine that there is a conflict of interest as a result of:

● Significant business relationships. Opal Capital will consider whether the matter involves an issuer or proponent with which the firm has a significant business relationship. Opal Capital has significant business relationships with certain entities, such as other investment advisory firms, vendors, clients, and broker-dealers. For this purpose, a “significant business relationship” is one that is reasonably likely to create an incentive for the adviser to vote in favor of management.

● Significant personal or family relationships. Opal Capital will consider whether the matter involves an issuer, proponent, or individual with which an employee of the firm has a significant personal or family relationship. For this purpose, a “significant personal or family relationship” is one that would be reasonably likely to influence how the adviser votes a proxy.

In the event the CCO determines that the firm has a conflict of interest with respect to a proxy proposal, the CCO shall also determine whether the conflict is material to that proposal. The CCO may determine on a case-by-case basis that a particular proposal does not involve a material conflict of interest. If the CCO determines that a conflict is not material, then the firm may vote the proxy in a manner consistent with the best interests of the firm’s clients and shareholders of the Trust.

In the event the CCO determines that the firm has a material conflict of interest with respect to a proxy proposal, the firm will vote on the proposal in accordance with the determination of the CCO. Alternatively, prior to voting on the proposal, the firm may:

● Contact an independent third party to recommend how to vote on the proposal and vote in accordance with the recommendation of such third party (or have the third party vote such proxy).

● With respect to clients that are not subject to ERISA, fully disclose the nature of the conflict to the client in the case of the Trust, the Trust’s CCO, and obtain the consent of the client or the Trust’s Board of Trustees (“Board”) as to how Opal Capital will vote on the proposal.

● Otherwise obtain instructions from the client or the board as to how the proxy should be voted.

Opal Capital may not address a material conflict of interest by abstaining from voting unless the CCO, the third party, the client, or the Trust’s CCO or Board, as appropriate, has determined that abstaining from voting on the proposal is in the client’s or the Trust’s best interests or that the potential costs involved with voting the proxy outweigh the potential benefits to a client, the Fund, or its shareholders.

The CCO shall document the manner in which proxies involving a material conflict of interest have been voted as well as the basis for any determination that the adviser does not have a material conflict of interest with respect to a particular matter.

20.2.10 Books and Records Relating to Proxies

In connection with voting proxies and this Proxy Voting Policy, the firm shall maintain (in hardcopy or electronic form) such books and records as may be required by applicable law, rules, or regulations, including:

●The firm’s policies and procedures relating to voting proxies

● A copy of each proxy statement that the firm receives regarding clients’ securities, provided that the firm may rely on:

● A third party to make and retain, on the firm’s behalf, pursuant to a written undertaking, a copy of proxy statements or by obtaining a copy of proxy statements from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system;

● A record of each vote cast by the firm on behalf of clients, provided that the firm may rely on a third party to make and retain, on the firm’s behalf, pursuant to a written undertaking, records of votes cast;

● Copies of any documents created by the firm that were material to making a decision on how to vote proxies on behalf of a client or that memorialize the basis for that decision; and

● A record of each written client request for proxy voting information and a copy of any written response by the firm to any written or oral client request for information on how the firm voted proxies on behalf of the requesting client.

● Such books and records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an easily accessible location at an appropriate office of the firm.

THE RBB FUND TRUST

PART C

OTHER INFORMATION

Item 28.	Exhibits.

(a)	(1)	Certificate of Trust(1)

	(2)	Amended and Restated Agreement and Declaration of Trust dated October 21, 2015(2)

	(3)	Certificate of Amendment to Certificate of Trust(6)

(b)		Bylaws, as amended(5)

(c)		Instruments Defining Rights of Security Holders are incorporated by reference to the Declaration of Trust and Bylaws

(d)		Investment Advisory Agreement Contracts

	(1)	Investment Advisory Agreement (Penn Capital Funds) between the Registrant and Penn Capital Management Company, LLC (17)

	(2)	Form of Expense Limitation Agreement (Penn Capital Funds) between the Registrant and Penn Capital Management Company, LLC(16)

	(3)	Investment Advisory Agreement (P/E Global Enhanced International Fund) between the Registrant and P/E Global LLC(11)

	(4)	Expense Limitation Agreement (P/E Global Enhanced International Fund) between the Registrant and P/E Global LLC(11)

	(5)	Investment Advisory Agreement (Torray Fund) between the Registrant and Torray Investment Partners LLC (f/k/a Torray LLC)(11)

	(6)	Expense Limitation Agreement (Torray Fund) between the Registrant and Torray Investment Partners LLC (f/k/a Torray LLC)(11)

	(7)	Investment Advisory Agreement (Longview Advantage ETF) between the Registrant and Hill Investment Group Partners, LLC d/b/a Longview Research Partners(26)

	(8)	Form of Expense Limitation Agreement (Longview Advantage ETF) between the Registrant and Hill Investment Group Partners, LLC d/b/a Longview Research Partners(23)

	(9)	Investment Advisory Agreement (First Eagle ETFs) between the Registrant and First Eagle Investment Management, LLC(14)

(10)	Investment Sub-Advisory Agreement (First Eagle ETFs) among Registrant, First Eagle Investment Management, LLC, and Exchange Traded Concepts, LLC(14)

(11)	Expense Limitation Agreement (First Eagle ETFs) between Registrant and First Eagle Investment Management, LLC(14)

(12)	Investment Advisory Agreement (Tweedy, Browne Insider + Value ETF) between the Registrant and Tweedy, Browne Company LLC(15)

(13)	Investment Sub-Advisory Agreement (Tweedy, Browne Insider + Value ETF) among Registrant, Tweedy, Browne Company LLC, and Exchange Traded Concepts, LLC(15)

(14)	Investment Advisory Agreement (Advent Convertible Bond ETF) between Registrant and Advent Capital Management, LLC(18)

(15)	Investment Advisory Agreement (Twin Oak Enhanced Credit ETF) between Registrant and Twin Oak ETF Company(19)

(16)	Investment Sub-Advisory Agreement (Twin Oak Enhanced Credit ETF) between Twin Oak ETF Company and Exchange Traded Concepts, LLC(20)

(17)	Expense Limitation Agreement (Twin Oak Enhanced Credit ETF) between Registrant and Twin Oak ETF Company(20)

(18)	Investment Advisory Agreement (Twin Oak Active Opportunities II ETF, Twin Oak Active Opportunities III ETF and Twin Oak Endure ETF) between Registrant and Twin Oak ETF Company(27)

(19)	Investment Sub-Advisory Agreement (Twin Oak Active Opportunities II ETF, Twin Oak Active Opportunities III ETF and Twin Oak Endure ETF) between Twin Oak ETF Company and Exchange Traded Concepts, LLC (20)

(20)	Expense Limitation Agreement (Twin Oak Endure ETF) between Registrant and Twin Oak ETF Company(20)

(21)	Investment Advisory Agreement (MUFG Japan Small Cap Active ETF) between Registrant and Clearbrook Investment Consulting, LLC will be filed by amendment.

(22)	Investment Sub-Advisory Agreement (MUFG Japan Small Cap Active ETF) between Clearbrook Investment Consulting, LLC and Mitsubishi UFJ Trust and Banking Corporation(26)

(23)	Investment Trading Advisory Agreement (MUFG Japan Small Cap Active ETF) between Clearbrook Investment Consulting, LLC and Exchange Traded Concepts, LLC will be filed by amendment.

(24)	Investment Sub-Advisory Agreement (Wayfinder Dynamic U.S. Interest Rate ETF, Wayfinder U.S. Dispersion ETF, Wayfinder Gold ETF, Wayfinder Oil ETF, Wayfinder U.S. Market Better Beta ETF, and Wayfinder Saber ETF) between Gladius Capital Management LP and Vident Advisory, LLC (d/b/a Vident Asset Management)(25)

(25)	Investment Advisory Agreement (Wayfinder Dynamic U.S. Interest Rate ETF, Wayfinder U.S. Dispersion ETF, Wayfinder Gold ETF, Wayfinder Oil ETF, Wayfinder U.S. Market Better Beta ETF, and Wayfinder Saber ETF) between Registrant and Gladius Capital Management LP(25)

(26)	Expense Limitation Agreement (Wayfinder Dynamic U.S. Interest Rate ETF, Wayfinder U.S. Dispersion ETF, Wayfinder Gold ETF, Wayfinder Oil ETF, Wayfinder U.S. Market Better Beta ETF, and Wayfinder Saber ETF) between Registrant and Gladius Capital Management LP(25)

(27)	Addendum No. 1 to Investment Advisory Agreement (Tweedy, Browne International Insider + Value ETF) between the Registrant and Tweedy, Browne Company LLC(24)

(28)	Addendum No. 1 to Investment Sub-Advisory Agreement (Tweedy, Browne International Insider + Value ETF) among Registrant, Tweedy, Browne Company LLC, and Exchange Traded Concepts, LLC(24)

(29)	Addendum No. 1 to Investment Advisory Agreement (Twin Oak Enhanced Equity ETF, Twin Oak Enhanced Fixed Income ETF, Twin Oak Global Equity ETF, Twin Oak Strategic Solutions ETF and Twin Oak Hedged Opportunities ETF) between Registrant and Twin Oak ETF Company(27)

(30)	Addendum No. 1 to Investment Sub-Advisory Agreement (Twin Oak Enhanced Equity ETF, Twin Oak Enhanced Fixed Income ETF, Twin Oak Global Equity ETF, Twin Oak Strategic Solutions ETF and Twin Oak Hedged Opportunities ETF) between Twin Oak ETF Company and Exchange Traded Concepts, LLC(27)

(31)	Expense Limitation Agreement (Advent Convertible Bond ETF) between Registrant and Advent Capital Management, LLC(26)

(32)	Investment Advisory Agreement (Longview Advantage Fixed Income ETF and Longview Advantage Real Estate ETF) between the Registrant and Hill Investment Group Partners, LLC d/b/a Longview Research Partners will be filed by amendment.

(33)	Form of Investment Advisory Agreement (Pathfinder Focused Opportunities ETF and Pathfinder Disciplined US Equity ETF) between the Registrant and Opal Capital LLC is filed herewith.

(34)	Form of Investment Sub-Advisory Agreement (Pathfinder Focused Opportunities ETF and Pathfinder Disciplined US Equity ETF) between Opal Capital LLC and Vident Asset Management is filed herewith.

(35)	Investment Advisory Agreement among Gladius Capital Management LP, Wayfinder Gold Offshore Limited and Wayfinder Oil Offshore Limited will be filed by amendment.

(36)	Investment Advisory Agreement (M.D. Sass Concentrated Equities ETF) between the Registrant and M.D. Sass, LLC will be filed by amendment.

(37)	Investment Sub-Advisory Agreement (M.D. Sass Concentrated Equities ETF) between M.D. Sass, LLC and Tidal Investments LLC will be filed by amendment.

(38)	Expense Limitation Agreement (Twin Oak Enhanced Fixed Income ETF and Twin Oak Hedged Opportunities ETF) between Registrant and Twin Oak ETF Company(27)

(e)

	(1)	Distribution Agreement between the Registrant and Quasar Distributors, LLC(8)

	(2)	First Amendment to Distribution Agreement between the Registrant and Quasar Distributors, LLC(12)

(3)	Second Amendment to Distribution Agreement between the Registrant and Quasar Distributors, LLC(7)

(4)	Third Amendment to Distribution Agreement between the Registrant and Quasar Distributors, LLC(13)

(5)	Amendment to Distribution Agreement between the Registrant and Quasar Distributors, LLC dated August 31, 2025(24)

(6)	ETF Distribution Agreement between the Registrant and Quasar Distributors, LLC (10)

(7)	Amendment to ETF Distribution Agreement dated September 27, 2024(14)

(8)	Amendment to ETF Distribution Agreement dated January 29, 2025(17)

(9)	Amendment to ETF Distribution Agreement dated May 15, 2025(21)

(10)	Amendment to ETF Distribution Agreement will be filed by amendment.

(f)			Bonus or Profit Sharing Contracts – Not Applicable

(g)	(1)	(i)	Custody Agreement between the Registrant and U.S. Bank National Association(2)

		(ii)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated July 17, 2017(4)

		(iii)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated June 24, 2021(5)

		(iv)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated July 22, 2022(8)

		(v)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated December 7, 2022(7)

(vi)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated December 28, 2022(11)

(vii)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated October 22, 2024(14)

		(viii)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated February 21, 2025(17)

		(ix)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated May 16, 2025(21)

		(x)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated June 11, 2025(22)

		(xi)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated September 5, 2025(24)

		(xii)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated November 28, 2025(28)

		(xiii)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association will be filed by amendment.

(h)		Other Material Contracts

	(1)	(i)	Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC(2)

		(ii)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated July 17, 2017(4)

		(iii)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 24, 2021(5)

		(iv)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated September 2, 2021(8)

(v)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated July 1, 2022(8)

(vi)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated December 7, 2022(7)

(vii)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated December 28, 2022(11)

(viii)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated October 22, 2024(14)

(ix)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated February 21, 2025(17)

(x)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated May 16, 2025(21)

(xi)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 11, 2025(22)

(xii)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated September 5, 2025(24)

(xiii)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated November 28, 2025(28)

(xiv)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.

(2)	(i)	Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC(2)

	(ii)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated July 17, 2017(4)

	(iii)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 24, 2021(5)

	(iv)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated July 22, 2022(8)

(v)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated December 7, 2022(7)

(vi)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated December 28, 2022(11)

(vii)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated October 22, 2024(14)

(viii)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated February 21, 2025(17)

(ix)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated May 16, 2025(21)

	(x)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 11, 2025(22)

	(xi)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated September 5, 2025(24)

	(xii)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated November 28, 2025(28)

	(xiii)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.

(3)	(i)	Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC(2)

	(ii)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated July 17, 2017(4)

(iii)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 24, 2021(5)

(iv)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated July 1, 2022(8)

(v)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated December 7, 2022(7)

		(vi)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated December 28, 2022(11)

		(vii)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated October 22, 2024(14)

		(viii)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated February 21, 2025(17)

		(ix)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated May 16, 2025(21)

		(x)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 11, 2025(22)

		(xi)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated September 5, 2025(24)

		(xii)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated November 28, 2025(28)

		(xiii)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.

	(4)		Form of Shareholder Servicing Plan(2)

(i)	(1)		Opinion and Consent of Counsel relating to the Penn Capital Mid Cap Core Fund (formerly, Penn Capital Small/Mid Cap Equity Fund), Penn Capital Special Situations Small Cap Equity Fund (formerly, Penn Capital Small Cap Equity Fund), and Penn Capital Opportunistic High Income Fund (formerly, Penn Capital Opportunistic High Yield Fund)(2)

(2)	Opinion and Consent of Counsel relating to the Penn Capital Short Duration High Income Fund (formerly, Penn Capital Defensive Short Duration High Income Fund)(3)

(3)	Opinion of Counsel relating to the Torray Fund(7)

(4)	Opinion of Counsel relating to the P/E Global Enhanced International Fund(8)

(5)	Opinion of Counsel relating to the Longview Advantage ETF(13)

(6)	Opinion of Counsel relating to the First Eagle ETFs(12)

(7)	Opinion of Counsel relating to the Tweedy, Browne Insider + Value ETF(15)

(8)	Opinion of Counsel relating to the Advent Convertible Bond ETF(18)

(9)	Opinion of Counsel relating to the Twin Oak Enhanced Credit ETF(19)

(10)	Opinion of Counsel relating to the Twin Oak Active Opportunities II ETF, the Twin Oak Active Opportunities III ETF and the Twin Oak Endure ETF(20)

(11)	Opinion of Counsel relating to the MUFG Japan Small Cap Active ETF(22)

(12)	Opinion of Counsel relating to the Wayfinder Dynamic U.S. Interest Rate ETF, the Wayfinder U.S. Dispersion ETF, the Wayfinder Gold ETF, the Wayfinder Oil ETF, the Wayfinder U.S. Market Better Beta ETF, and the Wayfinder Saber ETF(25)

(13)	Opinion of Counsel relating to Tweedy, Browne International Insider + Value ETF(23)

(14)	Opinion of Counsel relating to Twin Oak Enhanced Equity ETF, Twin Oak Enhanced Fixed Income ETF, Twin Oak Global Equity ETF, Twin Oak Strategic Solutions ETF and Twin Oak Hedged Opportunities ETF(27)

(15)	Opinion of Counsel relating to Longview Advantage Fixed Income ETF and Longview Advantage Real Estate ETF will be filed by amendment.

(16)	Opinion of Counsel relating to Pathfinder Focused Opportunities ETF and Pathfinder Disciplined US Equity ETF is filed herewith.

(17)	Opinion of Counsel relating to M.D. Sass Concentrated Equities ETF will be filed by amendment.

(18)	Consent of Counsel is filed herewith.

(j)	(1)	Not Applicable.

(k)		Omitted Financial Statements – Not Applicable.

(l)	(1)	Initial Capital Agreement (Penn Capital Funds)(2)

	(2)	Initial Capital Agreement (P/E Global Enhanced International Fund)(9)

	(3)	Initial Capital Agreement (Torray Fund)(7)

	(4)	Initial Capital Agreement (Longview Advantage ETF) (17)

	(5)	Initial Capital Agreement (First Eagle ETFs)(14)

(6)	Initial Capital Agreement (Tweedy, Browne Insider + Value ETF)(15)

(7)	Initial Capital Agreement (Advent Convertible Bond ETF)(18)

(8)	Initial Capital Agreement (Twin Oak Enhanced Credit ETF)(22)

	(9)	Initial Capital Agreement (Twin Oak Endure ETF)(21)

	(10)	Form of Initial Capital Agreement (Twin Oak Active Opportunities II ETF and the Twin Oak Active Opportunities III ETF)(20)

	(11)	Initial Capital Agreement (MUFG Japan Small Cap Active ETF)(22)

	(12)	Initial Capital Agreement (Wayfinder Dynamic U.S. Interest Rate ETF)(25)

	(13)	Initial Capital Agreement (Wayfinder U.S. Dispersion ETF, the Wayfinder Gold ETF, the Wayfinder Oil ETF, the Wayfinder U.S. Market Better Beta ETF, and the Wayfinder Saber ETF) will be filed by amendment.

	(14)	Initial Capital Agreement (Tweedy, Browne International Insider + Value ETF)(23)

	(15)	Form of Initial Capital Agreement (Twin Oak Enhanced Equity ETF, Twin Oak Enhanced Fixed Income ETF, Twin Oak Global Equity ETF, Twin Oak Strategic Solutions ETF and Twin Oak Hedged Opportunities ETF)(27)

	(16)	Initial Capital Agreement (Longview Advantage Fixed Income ETF and Longview Advantage Real Estate ETF) will be filed by amendment.

	(17)	Initial Capital Agreement (Pathfinder Focused Opportunities ETF and Pathfinder Disciplined US Equity ETF) is filed herewith.

	(18)	Initial Capital Agreement (M.D. Sass Concentrated Equities ETF) will be filed by amendment.

(m)		Rule 12b-1 Plan

	(1)	Plan of Distribution pursuant to Rule 12b-1 (P/E Global Enhanced International Fund – Class A)(8)

	(2)	Plan of Distribution pursuant to Rule 12b-1 (P/E Global Enhanced International Fund – Investor Class)(8)

	(3)	Plan of Distribution pursuant to Rule 12b-1 (Twin Oak Active Opportunities II ETF, Twin Oak Active Opportunities III ETF, Twin Oak Enhanced Credit ETF, Twin Oak Enhanced Equity ETF, Twin Oak Enhanced Fixed Income ETF, Twin Oak Global Equity ETF, Twin Oak Strategic Solutions ETF, and Twin Oak Hedged Opportunities ETF)(27)

	(4)	Plan of Distribution pursuant to Rule 12b-1 (Pathfinder Focused Opportunities ETF and Pathfinder Disciplined US Equity ETF) is filed herewith.

(n)		Amended Rule 18f-3 Plan will be filed by amendment.

(o)		Reserved.

(p)		Code of Ethics

	(1)	Code of Ethics of Registrant(5)

(2)	Code of Ethics of Penn Capital Management Company, LLC(18)

(3)	Code of Ethics of Foreside Financial Group, LLC(5)

(4)	Code of Ethics of P/E Global LLC(13)

(5)	Code of Ethics of Torray Investment Partners(14)

(6)	Code of Ethics of Hill Investment Group Partners, LLC d/b/a Longview Research Partners(13)

(7)	Code of Ethics of First Eagle Investment Management, LLC(27)

(8)	Code of Ethics of Exchange Traded Concepts, LLC(17)

(9)	Code of Ethics of Tweedy, Browne Company LLC(15)

(10)	Code of Ethics of Advent Capital Management, LLC(18)

(11)	Code of Ethics of Twin Oak ETF Company(19)

(12)	Code of Ethics of Clearbrook Investment Consulting, LLC(22)

(13)	Code of Ethics of Mitsubishi UFJ Trust and Banking Corporation will be filed by amendment.

(14)	Code of Ethics of Gladius Capital Management LP(25)

(15)	Code of Ethics of Vident Advisory, LLC(25)

(16)	Code of Ethics of Opal Capital LLC will be filed by amendment.

(17)	Code of Ethics of M.D. Sass, LLC will be filed by amendment.

(18)	Code of Ethics of Tidal Investments LLC will be filed by amendment.

(1)	Incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on November 13, 2014.
(2)	Incorporated herein by reference to the Registrant’s Pre-Effective Registration Statement No. 3 on Form N-1A as filed with the SEC via EDGAR on November 18, 2015.
(3)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 6 on Form N-1A as filed with the SEC via EDGAR on July 14, 2017.
(4)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 8 on Form N-1A as filed with the SEC via EDGAR on October 27, 2017.
(5)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 15 on Form N-1A as filed with the SEC via EDGAR on October 29, 2021.
(6)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 16 on Form N-1A as filed with the SEC via EDGAR on August 16, 2022.
(7)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 28 on Form N-1A as filed with the SEC via EDGAR on December 9, 2022.
(8)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 31 on Form N-1A as filed with the SEC via EDGAR on December 15, 2022.
(9)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 32 on Form N-1A as filed with the SEC via EDGAR on December 23, 2022.
(10)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 33 on Form N-1A as filed with the SEC via EDGAR on December 27, 2022.

(11)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 34 on Form N-1A as filed with the SEC via EDGAR on December 30, 2022.
(12)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 39 on Form N-1A as filed with the SEC via EDGAR on December 21, 2023.
(13)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 44 on Form N-1A as filed with the SEC via EDGAR on September 13, 2024.
(14)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 49 on Form N-1A as filed with the SEC via EDGAR on December 13, 2024.
(15)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 50 on Form N-1A as filed with the SEC via EDGAR on December 18, 2024.
(16)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 54 on Form N-1A as filed with the SEC via EDGAR on January 31, 2025.
(17)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 55 on Form N-1A as filed with the SEC via EDGAR on March 14, 2025.
(18)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 56 on Form N-1A as filed with the SEC via EDGAR on April 11, 2025.
(19)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 61 on Form N-1A as filed with the SEC via EDGAR on May 27, 2025.
(20)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 62 on Form N-1A as filed with the SEC via EDGAR on May 30, 2025.
(21)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 63 on Form N-1A as filed with the SEC via EDGAR on June 11, 2025.
(22)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 64 on Form N-1A as filed with the SEC via EDGAR on July 2, 2025.
(23)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 66 on Form N-1A as filed with the SEC via EDGAR on August 25, 2025.
(24)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 67 on Form N-1A as filed with the SEC via EDGAR on October 1, 2025.
(25)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 73 on Form N-1A as filed with the SEC via EDGAR on October 31, 2025.
(26)	Incorporated herein by reference to the Registrant's Post-Effective Registration Statement No. 74 on Form N-1A as filed with the SEC via EDGAR on November 21, 2025.
(27)	Incorporated herein by reference to the Registrant's Post-Effective Registration Statement No. 75 on Form N-1A as filed with the SEC via EDGAR on December 12, 2025.
(28)	Incorporated herein by reference to the Registrant's Post-Effective Registration Statement No. 76 on Form N-1A as filed with the SEC via EDGAR on December 19, 2025.

Item 29. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

The Declaration of Trust provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the DSTA, these Agents (as defined in the Declaration of Trust) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party or is threatened to be made a party to any Proceeding (as defined in the Declaration of Trust) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration of Trust), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Indemnification of Registrant’s Trustees, officers, advisor, distributor, custodian, administrator, transfer agent and accounting services provider against certain stated liabilities is provided for in the following documents:

(a) Section 12 of the Form of Investment Advisory Agreement (Penn Capital Funds) between the Registrant and Penn Capital Management Company, LLC in exhibit (d)(1), as previously filed and incorporated herein by reference.

(b) Section 12 of the Investment Advisory Agreement (P/E Global Enhanced International Fund) between the Registrant and P/E Global LLC in exhibit (d)(3), as previously filed and incorporated herein by reference.

(c) Section 12 of the Investment Advisory Agreement (Torray Fund) between the Registrant and Torray, LLC in exhibit (d)(5), as previously filed and incorporated herein by reference.

(d) Section 12 of the Investment Advisory Agreement (Longview Advantage ETF) between the Registrant and Hill Investment Group Partners, LLC d/b/a Longview Research Partners in exhibit (d)(7), as previously filed and incorporated herein by reference.

(e) Section 12 of the Investment Advisory Agreement (First Eagle ETFs) between the Registrant and First Eagle Investment Management, LLC in exhibit (d)(9), as previously filed and incorporated herein by reference.

(f) Section 12 of the Investment Advisory Agreement (Tweedy, Browne Insider + Value ETF) between the Registrant and Tweedy, Browne Company LLC in exhibit (d)(12), as previously filed and incorporated herein by reference.

(g) Section 12 of the Investment Advisory Agreement (Advent Convertible Bond ETF) between the Registrant and Advent Convertible Bond ETF in exhibit (d)(14), as previously filed and incorporated herein by reference.

(h) Section 12 of the Investment Advisory Agreement (Twin Oak Enhanced Credit ETF) between the Registrant and Twin Oak ETF Company in exhibit (d)(15), as previously filed and incorporated herein by reference.

(i) Section 12 of the Investment Advisory Agreement (Twin Oak Active Opportunities II ETF, Twin Oak Active Opportunities III ETF, Twin Oak Endure ETF, Twin Oak Enhanced Equity ETF, Twin Oak Enhanced Fixed Income ETF, Twin Oak Global Equity ETF, Twin Oak Strategic Solutions ETF and Twin Oak Hedged Opportunities ETF) between the Registrant and Twin Oak ETF Company in exhibit (d)(18), as previously filed and incorporated herein by reference.

(j) Section 12 of the Investment Advisory Agreement (Pathfinder Focused Opportunities ETF and Pathfinder Disciplined US Equity ETF) between the Registrant and Opal Capital LLC in exhibit (d)(33), as filed herewith.

(k) Sections 7 and 8 of the Distribution Agreement (Penn Capital Funds) in exhibit (e)(1), as previously filed and incorporated herein by reference.

(l) Sections 9 and 10 of the Distribution Agreement in exhibit (e)(6), as previously filed and incorporated herein by reference.

(m) Article X, Section 10.01 of the Custody Agreement in exhibit (g)(1)(i), as previously filed and incorporated herein by reference.

(n) Section 6 of the Fund Administration Servicing Agreement in exhibit (h)(1)(i), as previously filed and incorporated herein by reference.

(o) Section 8 of the Transfer Agent Servicing Agreement and Exhibit C thereto in exhibit (h)(2)(i), as previously filed and incorporated herein by reference.

(p) Section 9 of the Fund Accounting Servicing Agreement in exhibit (h)(3)(i), as previously filed and incorporated herein by reference.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Advisers

Advent Capital Management, LLC, the investment adviser to the Advent Convertible Bond ETF, is a registered investment advisor. For additional information, please see Advent Capital Management, LLC’s Form ADV (SEC File No. 801-60263), incorporated herein by reference, which sets forth the directors and officers of Advent Capital Management, LLC and information as to any business, profession, vocation or employment of a substantial nature engaged in by Advent Capital Management, LLC and its directors and officers during the past two years.

Clearbrook Investment Consulting, LLC, the investment adviser to the MUFG Japan Small Cap Active ETF, is a registered investment advisor. For additional information, please see Clearbrook Investment Consulting, LLC’s Form ADV (SEC File No. 801-56832), incorporated herein by reference, which sets forth the directors and officers of Clearbrook Investment Consulting, LLC and information as to any business, profession, vocation or employment of a substantial nature engaged in by Clearbrook Investment Consulting, LLC and its directors and officers during the past two years.

First Eagle Investment Management, LLC, the investment adviser to the First Eagle Global Equity ETF and First Eagle Overseas Equity ETF, is a registered investment advisor. For additional information, please see First Eagle Investment Management, LLC’s Form ADV (SEC File No. 801-50659), incorporated herein by reference, which sets forth the directors and officers of First Eagle Investment Management, LLC and information as to any business, profession, vocation or employment of a substantial nature engaged in by First Eagle Investment Management, LLC and its directors and officers during the past two years.

Gladius Capital Management LP, the investment adviser to the the Wayfinder Dynamic U.S. Interest Rate ETF, the Wayfinder U.S. Dispersion ETF, the Wayfinder Gold ETF, the Wayfinder Oil ETF, the Wayfinder U.S. Market Better Beta ETF, and the Wayfinder Saber ETF, is a registered investment advisor. For additional information, please see Gladius Capital Management LP’s Form ADV (SEC File No. 801-70841), incorporated herein by reference, which sets forth the directors and officers of Gladius Capital Management LP and information as to any business, profession, vocation or employment of a substantial nature engaged in by Gladius Capital Management LP and its directors and officers during the past two years.

Hill Investment Group Partners, LLC, d/b/a Longview Research Partners, the investment adviser to the Longview Advantage ETF, is a registered investment advisor. For additional information, please see Hill Investment Group Partners, LLC d/b/a Longview Research Partners’ Form ADV (SEC File No. 801-120176), incorporated herein by reference, which sets forth the directors and officers of Hill Investment Group Partners, LLC d/b/a Longview Research Partners and information as to any business, profession, vocation or employment of a substantial nature engaged in by Hill Investment Group Partners, LLC d/b/a Longview Research Partners and its directors and officers during the past two years.

Opal Capital LLC, the investment adviser to the Pathfinder Focused Opportunities ETF and Pathfinder Disciplined US Equity ETF, is a registered investment advisor. For additional information, please see Opal Capital LLC’s Form ADV (SEC File No. 801- 126398 ), incorporated herein by reference, which sets forth the directors and officers of Opal Capital LLC and information as to any business, profession, vocation or employment of a substantial nature engaged in by Opal Capital LLC and its directors and officers during the past two years.

P/E Global LLC, the investment adviser to the P/E Global Enhanced International Fund, is a registered investment advisor. For additional information, please see P/E Global LLC’s Form ADV (SEC File No. 801-72133), incorporated herein by reference, which sets forth the directors and officers of P/E Global LLC and information as to any business, profession, vocation or employment of a substantial nature engaged in by P/E Global LLC and its directors and officers during the past two years.

Penn Capital Management Company, LLC, the investment adviser to the Penn Capital Short Duration High Income Fund and Penn Capital Special Situations Small Cap Equity Fund, is a registered investment advisor. For additional information, please see Penn Capital Management Company, LLC’s Form ADV (SEC File No. 801-31452), incorporated herein by reference, which sets forth the directors and officers of Penn Capital Management Company, LLC and information as to any business, profession, vocation or employment of a substantial nature engaged in by Penn Capital Management Company, LLC and its directors and officers during the past two years.

Torray Investment Partners LLC, the investment adviser to the Torray Fund, is a registered investment advisor. For additional information, please see Torray Investment Partners LLC’s Form ADV (SEC File No. 801-8629), incorporated herein by reference, which sets forth the directors and officers of Torray Investment Partners LLC and information as to any business, profession, vocation or employment of a substantial nature engaged in by Torray Investment Partners LLC and its directors and officers during the past two years.

Tweedy, Browne Company LLC, the investment adviser to the Tweedy, Browne Insider + Value ETF, is a registered investment advisor. For additional information, please see Tweedy, Browne Company LLC’s Form ADV (SEC File No. 801-10669), incorporated herein by reference, which sets forth the directors and officers of Tweedy, Browne Company LLC and information as to any business, profession, vocation or employment of a substantial nature engaged in by Tweedy, Browne Company LLC and its directors and officers during the past two years.

Twin Oak ETF Company, the investment adviser to the Twin Oak Enhanced Credit ETF, Twin Oak Active Opportunities II ETF, Twin Oak Active Opportunities III ETF, Twin Oak Endure ETF, Twin Oak Enhanced Equity ETF, Twin Oak Enhanced Fixed Income ETF, Twin Oak Global Equity ETF, Twin Oak Strategic Solutions ETF and Twin Oak Hedged Opportunities ETF, is a registered investment advisor. For additional information, please see Twin Oak ETF Company’s Form ADV (SEC File No. 801-130584), incorporated herein by reference, which sets forth the directors and officers of Twin Oak ETF Company and information as to any business, profession, vocation or employment of a substantial nature engaged in by Twin Oak ETF Company and its directors and officers during the past two years.

Item 32. Principal Underwriter.

(a) Quasar Distributors, LLC (“Quasar”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Capital Advisors Growth Fund, Series of Advisors Series Trust
2.	Chase Growth Fund, Series of Advisors Series Trust

3.	Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
4.	Edgar Lomax Value Fund, Series of Advisors Series Trust
5.	First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
6.	First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
7.	Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
8.	Huber Large Cap Value Fund, Series of Advisors Series Trust
9.	Huber Mid Cap Value Fund, Series of Advisors Series Trust
10.	Huber Select Large Cap Value Fund, Series of Advisors Series Trust
11.	Huber Small Cap Value Fund, Series of Advisors Series Trust
12.	Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
13.	Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
14.	Medalist Partners Short Duration Fund, Series of Advisors Series Trust
15.	O’Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
16.	PIA BBB Bond Fund, Series of Advisors Series Trust
17.	PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18.	PIA High Yield Fund, Series of Advisors Series Trust
19.	PIA MBS Bond Fund, Series of Advisors Series Trust
20.	PIA Short-Term Securities Fund, Series of Advisors Series Trust
21.	Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
22.	Poplar Forest Partners Fund, Series of Advisors Series Trust
23.	Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
24.	Pzena International Small Cap Value Fund, Series of Advisors Series Trust
25.	Pzena International Value Fund, Series of Advisors Series Trust
26.	Pzena Mid Cap Value Fund, Series of Advisors Series Trust
27.	Pzena Small Cap Value Fund, Series of Advisors Series Trust
28.	Reverb ETF, Series of Advisors Series Trust
29.	Scharf Fund, Series of Advisors Series Trust
30.	Scharf Global Opportunity Fund, Series of Advisors Series Trust
31.	Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
32.	Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
33.	Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
34.	VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
35.	The Aegis Funds
36.	Allied Asset Advisors Funds
37.	Angel Oak Funds Trust
38.	Angel Oak Strategic Credit Fund
39.	Barrett Opportunity Fund, Inc.
40.	Brookfield Investment Funds
41.	Buffalo Funds
42.	Cushing® Mutual Funds Trust
43.	DoubleLine Funds Trust
44.	EA Series Trust (f/k/a Alpha Architect ETF Trust)
45.	Ecofin Tax-Advantaged Social Impact Fund, Inc.
46.	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
47.	AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
48.	AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
49.	AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
50.	AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
51.	AAM Transformers ETF, Series of ETF Series Solutions
52.	AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
53.	Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
54.	Aptus Defined Risk ETF, Series of ETF Series Solutions
55.	Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
56.	Aptus Enhanced Yield ETF, Series of ETF Series Solutions
57.	Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
58.	Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions

59.	Blue Horizon BNE ETF, Series of ETF Series Solutions
60.	BTD Capital Fund, Series of ETF Series Solutions
61.	Carbon Strategy ETF, Series of ETF Series Solutions
62.	Cboe Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
63.	ClearShares OCIO ETF, Series of ETF Series Solutions
64.	ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
65.	ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
66.	Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
67.	Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
68.	Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
69.	ETFB Green SRI REITs ETF, Series of ETF Series Solutions
70.	Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
71.	Hoya Capital Housing ETF, Series of ETF Series Solutions
72.	iBET Sports Betting & Gaming ETF, Series of ETF Series Solutions
73.	International Drawdown Managed Equity ETF, Series of ETF Series Solutions
74.	LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
75.	LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
76.	LHA Market State Tactical Q ETF, Series of ETF Series Solutions
77.	LHA Risk-Managed Income ETF, Series of ETF Series Solutions
78.	Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
79.	Loncar China BioPharma ETF, Series of ETF Series Solutions
80.	McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
81.	Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions
82.	Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
83.	Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions
84.	Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions
85.	NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
86.	Opus Small Cap Value ETF, Series of ETF Series Solutions
87.	Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
88.	The Acquirers Fund, Series of ETF Series Solutions
89.	U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
90.	U.S. Global JETS ETF, Series of ETF Series Solutions
91.	U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
92.	US Vegan Climate ETF, Series of ETF Series Solutions
93.	First American Funds, Inc.
94.	FundX Investment Trust
95.	The Glenmede Fund, Inc.
96.	The Glenmede Portfolios
97.	The GoodHaven Funds Trust
98.	Harding, Loevner Funds, Inc.
99.	Hennessy Funds Trust
100.	Horizon Funds
101.	Hotchkis & Wiley Funds
102.	Intrepid Capital Management Funds Trust
103.	Jacob Funds Inc.
104.	The Jensen Quality Growth Fund Inc.
105.	Kirr, Marbach Partners Funds, Inc.
106.	Leuthold Funds, Inc.
107.	Core Alternative ETF, Series of Listed Funds Trust
108.	Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
109.	Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
110.	LKCM Funds
111.	LoCorr Investment Trust
112.	MainGate Trust
113.	ATAC Rotation Fund, Series of Managed Portfolio Series
114.	Coho Relative Value Equity Fund, Series of Managed Portfolio Series

115.	Coho Relative Value ESG Fund, Series of Managed Portfolio Series
116.	Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
117.	Ecofin Global Energy Transition Fund, Series of Managed Portfolio Series
118.	Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
119.	Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
120.	Ecofin Sustainable Water Fund, Series of Managed Portfolio Series
121.	Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
122.	Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
123.	Kensington Active Advantage Fund, Series of Managed Portfolio Series
124.	Kensington Defender Fund, Series of Managed Portfolio Series
125.	Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
126.	Kensington Managed Income Fund, Series of Managed Portfolio Series
127.	LK Balanced Fund, Series of Managed Portfolio Series
128.	Muhlenkamp Fund, Series of Managed Portfolio Series
129.	Nuance Concentrated Value Fund, Series of Managed Portfolio Series
130.	Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
131.	Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
132.	Olstein All Cap Value Fund, Series of Managed Portfolio Series
133.	Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
134.	Port Street Quality Growth Fund, Series of Managed Portfolio Series
135.	Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
136.	Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
137.	Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
138.	Reinhart International PMV Fund, Series of Managed Portfolio Series
139.	Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
140.	Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
141.	Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series
142.	Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
143.	V-Shares MSCI World ESG Materiality and Carbon Transition ETF, Series of Managed Portfolio Series
144.	V-Shares US Leadership Diversity ETF, Series of Managed Portfolio Series
145.	Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
146.	Hood River International Opportunity Fund, Series of Manager Directed Portfolios
147.	Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
148.	Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
149.	Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
150.	Matrix Advisors Funds Trust
151.	Matrix Advisors Value Fund, Inc.
152.	Monetta Trust
153.	Nicholas Equity Income Fund, Inc.
154.	Nicholas Fund, Inc.
155.	Nicholas II, Inc.
156.	Nicholas Limited Edition, Inc.
157.	Oaktree Diversified Income Fund Inc.
158.	Permanent Portfolio Family of Funds
159.	Perritt Funds, Inc.
160.	Procure ETF Trust II
161.	Professionally Managed Portfolios
162.	Prospector Funds, Inc.
163.	Provident Mutual Funds, Inc.
164.	Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
165.	Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
166.	Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
167.	Aquarius International Fund, Series of The RBB Fund, Inc.
168.	Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
169.	Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
170.	Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.

171.	Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
172.	Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
173.	Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
174.	Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
175.	Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
176.	F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
177.	F/m 6-Month Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
178.	F/m 9-18 Month Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
179.	F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
180.	F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
181.	F/m 5-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
182.	F/m 7-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
183.	F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
184.	F/m 20-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
185.	F/m 30-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
186.	F/m 15+ Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
187.	F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
188.	F/m Emerald Special Situations ETF, Series of The RBB Fund, Inc.
189.	F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF, Series of The RBB Fund, Inc.
190.	F/m Ultrashort Tax-Free Municipal ETF, Series of The RBB Fund, Inc.
191.	F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
192.	F/m Compoundr U.S. Aggregate Bond ETF of The RBB Fund, Inc.
193.	F/m Compoundr High Yield Bond ETF of The RBB Fund, Inc.
194.	Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
195.	Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
196.	Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
197.	Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
198.	Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
199.	Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
200.	Motley Fool Innovative Growth Factor ETF, Series of The RBB Fund, Inc.
201.	Motley Fool Momentum Factor ETF, Series of The RBB Fund, Inc.
202.	Motley Fool Value Factor ETF, Series of The RBB Fund, Inc.
203.	Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
204.	SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
205.	SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
206.	SGI Enhanced Nasdaq-100 ETF, Series of The RBB Fund, Inc.
207.	SGI Global Equity Fund, Series of The RBB Fund, Inc.
208.	SGI Peak Growth Fund, Series of The RBB Fund, Inc.
209.	SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
210.	SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
211.	SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
212.	SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
213.	SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
214.	SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.
215.	F/m US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
216.	F/m US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
217.	F/m US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
218.	F/m US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
219.	F/m US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
220.	F/m US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
221.	F/m US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
222.	F/m US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
223.	F/m US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
224.	F/m US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
225.	WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
226.	WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.

227.	WPG Partners Select Hedged Fund, Series of The RBB Fund, Inc.
228.	P/E Global Enhanced International Fund, Series of The RBB Fund Trust
229.	Torray Fund, Series of The RBB Fund Trust
230.	Longview Advantage ETF, Series of The RBB Fund Trust
231.	First Eagle Global Equity ETF, Series of The RBB Fund Trust
232.	First Eagle Overseas Equity ETF, Series of The RBB Fund Trust
233.	Tweedy, Browne Insider + Value ETF, Series of The RBB Fund Trust
234.	Tweedy, Browne International Insider + Value ETF, Series of The RBB Fund Trust
235.	Advent Convertible Bond ETF, Series of The RBB Fund Trust
236.	Twin Oak Active Opportunities II ETF, Series of The RBB Fund Trust
237.	Twin Oak Active Opportunities III ETF, Series of The RBB Fund Trust
238.	Twin Oak Endure ETF, Series of The RBB Fund Trust
239.	Wayfinder Dynamic U.S. Interest Rate ETF, Series of The RBB Fund Trust
240.	MUFG Japan Small Cap Active ETF, Series of The RBB Fund Trust
241.	Penn Capital Short Duration High Income Fund, Series of The RBB Fund Trust
242.	Penn Capital Special Situations Small Cap Fund, Series of The RBB Fund Trust
243.	RBC Funds Trust
244.	Series Portfolios Trust
245.	Thompson IM Funds, Inc.
246.	TrimTabs ETF Trust
247.	Trust for Advised Portfolios
248.	Barrett Growth Fund, Series of Trust for Professional Managers
249.	Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
250.	Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
251.	CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
252.	CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
253.	CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
254.	RiverPark Strategic Income Fund, Series of Trust for Professional Managers
255.	Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
256.	Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
257.	Jensen Quality Value Fund, Series of Trust for Professional Managers
258.	Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
259.	Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
260.	Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
261.	USQ Core Real Estate Fund
262.	Wall Street EWM Funds Trust

(b) The following are the Officers and Manager of Quasar, the Registrant’s underwriter. Quasar’s main business address is 190 Middle Street, Suite 301, Portland, ME 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer and Treasurer	None
Jennifer A. Brunner	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None

(c) Not Applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained at the following locations:

Records Relating to:	Are located at:

Registrant	The RBB Fund Trust 615 East Michigan Street Milwaukee, Wisconsin 53202
Investment Adviser	Advent Capital Management, LLC 888 Seventh Avenue, 31st Floor New York, New York 10106
Investment Adviser	Clearbrook Investment Consulting, LLC 21 West 46th Street, Suite 1507 New York, New York 10036
Investment Adviser	First Eagle Investment Management, LLC 1345 Avenue of the Americas New York, New York 10105
Investment Adviser	Gladius Capital Management LP 1835 Three Kings Drive, Suite 50 Park City, Utah 84060
Investment Adviser	Hill Investment Group Partners, LLC d/b/a Longview Research Partners 190 Carondelet Plaza, Suite 1475 St. Louis, Missouri 63105
Investment Adviser	Opal Capital LLC 5200 Town Center Circle, Suite 305 Boca Raton, Florida 33486
Investment Adviser	P/E Global LLC 75 State Street, 31st Floor Boston, Massachusetts 02109
Investment Adviser	Penn Capital Management Company, LLC Navy Yard Corporate Center 1200 Intrepid Avenue, Suite 400 Philadelphia, Pennsylvania 19112
Investment Adviser	Torray Investment Partners LLC 7501 Wisconsin Avenue, Suite 750W Bethesda, Maryland 20814
Investment Adviser	Tweedy, Browne Company LLC One Station Place Stamford, Connecticut 06902
Investment Adviser	Twin Oak ETF Company 888 Worchester Street, Suite 200 Wellesley, Massachusetts 02482

Registrant’s Fund Administrator, Fund Accountant, Transfer Agent and Dividend Disbursing Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Registrant’s Custodian	U.S. Bank National Association 1555 North Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Underwriter	Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, ME 04101

Item 34. Management Services

 Not applicable.

Item 35. Undertakings

 None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Short Hills, and State of New Jersey on December 23, 2025.

THE RBB FUND TRUST

By:	/s/ Steven Plump
Steven Plump
President

Pursuant to the requirements of the 1933 Act, this Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Steven Plump	President (Principal Executive Officer)	December 23, 2025
Steven Plump

/s/ James G. Shaw	Chief Financial Officer (Principal Financial and Accounting Officer)	December 23, 2025
James G. Shaw

*Gregory P. Chandler	Trustee	December 23, 2025
Gregory P. Chandler

*Lisa A. Dolly	Trustee	December 23, 2025
Lisa A. Dolly

*Nicholas A. Giordano	Trustee	December 23, 2025
Nicholas A. Giordano

*Arnold M. Reichman	Trustee	December 23, 2025
Arnold M. Reichman

*Robert Sablowsky	Trustee	December 23, 2025
Robert Sablowsky

*Brian T. Shea	Trustee	December 23, 2025
Brian T. Shea

*Martha A. Tirinnanzi	Trustee	December 23, 2025
Martha A. Tirinnanzi

*By:	/s/ James G. Shaw
James G. Shaw
Attorney-in-Fact

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Gregory P. Chandler, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 9, 2025

/s/ Gregory P. Chandler
Gregory P. Chandler

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Lisa A. Dolly, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 9, 2025

/s/ Lisa A. Dolly
Lisa A. Dolly

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Nicholas A. Giordano, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 9, 2025

/s/ Nicholas A. Giordano
Nicholas A. Giordano

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Arnold M. Reichman, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 9, 2025

/s/ Arnold M. Reichman
Arnold M. Reichman

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 9, 2025

/s/ Robert Sablowsky
Robert Sablowsky

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Brian T. Shea, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 9, 2025

/s/ Brian T. Shea
Brian T. Shea

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUS

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Martha A. Tirinnanzi, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 9, 2025

/s/ Martha A. Tirinnanzi
Martha A. Tirinnanzi

EXHIBIT INDEX

Exhibit No.	Exhibit
(d)(33)	Form of Investment Advisory Agreement (Pathfinder Focused Opportunities ETF and Pathfinder Disciplined US Equity ETF) between the Registrant and Opal Capital LLC
(d)(34)	Form of Investment Sub-Advisory Agreement (Pathfinder Focused Opportunities ETF and Pathfinder Disciplined US Equity ETF) between Opal Capital LLC and Vident Asset Management
(i)(16)	Opinion of Counsel relating to Pathfinder Focused Opportunities ETF and Pathfinder Disciplined US Equity ETF
(i)(18)	Consent of Counsel
(l)(17)	Initial Capital Agreement (Pathfinder Focused Opportunities ETF and Pathfinder Disciplined US Equity ETF)
(m)(4)	Plan of Distribution pursuant to Rule 12b-1 (Pathfinder Focused Opportunities ETF and Pathfinder Disciplined US Equity ETF)